GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.9%
Austria – 0.2%
258 Verbund AG (Utilities) $ 21,230
Belgium – 0.4%
220 Elia Group SA/NV (Utilities) 22,307
1,220 Umicore SA (Materials) 24,012
46,319
Brazil – 1.1%
4,761 Centrais Eletricas Brasileiras
SA (Utilities) 31,514
6,287 Cia Paranaense de Energia
(Utilities) 9,737
1,650 Cosan SA (Energy)* 4,276
1,492 CPFL Energia SA (Utilities) 9,680
4,461 Energisa SA (Utilities) 38,797
1,382 Engie Brasil Energia SA
(Utilities) 11,396
1,280 Sao Martinho SA (Consumer
Staples) 6,610
2,748 Transmissora Alianca de
Energia Eletrica SA (Utilities) 17,923
129,933
Canada – 2.8%
4,178 Algonquin Power & Utilities
Corp. (Utilities) 26,267
137 Atco Ltd., Class I (Utilities) 3,972
242 AtkinsRealis Group, Inc.
(Industrials) 9,469
812 Boralex, Inc., Class A (Utilities) 20,605
162 Capital Power Corp. (Utilities) 4,674
3,776 Fortis, Inc. (Utilities) 150,996
2,442 Hydro One Ltd. (Utilities)
(a)
70,332
1,204 Innergex Renewable Energy,
Inc. (Utilities) 8,620
1,981 Northland Power, Inc.
(Utilities)
(b)
33,861
1,617 TransAlta Corp. (Utilities) 11,613
340,409
China – 10.5%
1,100 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 6,006
4,000 BYD Co. Ltd., Class A
(Consumer Discretionary) 126,044
7,863 BYD Co. Ltd., Class H
(Consumer Discretionary) 220,713
8,800 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 6,308
4,300 China Baoan Group Co. Ltd.,
Class A (Industrials) 5,857
26,647 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 24,285
41,200 China National Nuclear Power
Co. Ltd., Class A (Utilities) 54,306
62,500 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 40,159
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,680 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) $ 263,392
448 Daqo New Energy Corp. ADR
(Information Technology)* 10,089
4,600 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 11,633
4,500 Eve Energy Co. Ltd., Class A
(Industrials) 24,259
2,667 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 4,341
3,500 Flat Glass Group Co. Ltd., Class
A (Information Technology) 11,856
3,485 Flat Glass Group Co. Ltd., Class
H (Information Technology) 7,047
600 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 2,776
458 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
1,262
156,616 GCL Technology Holdings Ltd.
(Information Technology) 29,228
11,600 GEM Co. Ltd., Class A
(Materials) 10,470
850 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 6,713
7,900 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 8,478
436 GoodWe Technologies Co. Ltd.,
Class A (Industrials) 6,164
3,900 Gotion High-tech Co. Ltd.,
Class A (Industrials)* 10,893
4,300 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 11,567
4,132 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology)* 14,742
3,700 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 7,051
200 Hoymiles Power Electronics,
Inc., Class A (Industrials) 6,445
1,504 Hoyuan Green Energy Co.
Ltd., Class A (Information
Technology) 4,373
7,204 JA Solar Technology Co.
Ltd., Class A (Information
Technology) 14,967
256 JinkoSolar Holding Co. Ltd.
ADR (Information Technology) 7,614
16,560 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 42,357
5,100 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 7,136
3,800 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 5,532

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
392 Pylon Technologies Co. Ltd.,
Class A (Industrials) $ 3,395
2,500 Risen Energy Co. Ltd., Class A
(Information Technology) 4,953
4,100 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology) 6,572
4,300 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 2,491
4,535 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials)* 10,177
1,300 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 5,616
600 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 5,332
2,896 Shenzhen Senior Technology
Material Co. Ltd., Class A
(Materials)* 3,821
3,200 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 43,452
3,100 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 6,620
568 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 10,266
8,400 TBEA Co. Ltd., Class A
(Industrials) 17,244
8,975 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 13,645
4,100 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials)* 6,019
9,800 Tongwei Co. Ltd., Class A
(Information Technology)* 31,026
4,791 Trina Solar Co. Ltd., Class A
(Information Technology) 14,548
788 Wuxi Autowell Technology
Co. Ltd., Class A (Information
Technology) 6,168
3,100 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 8,117
2,200 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 3,463
3,855 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology)* 14,199
32,550 Xinyi Solar Holdings Ltd.
(Information Technology) 21,386
4,800 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 14,114
3,800 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Materials) 15,058
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,900 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) $ 12,804
1,294,549
Czech Republic – 0.4%
1,258 CEZ AS (Utilities) 52,430
Denmark – 2.4%
1,392 Orsted AS (Utilities)*
(a)
84,869
7,644 Vestas Wind Systems A/S
(Industrials)* 214,555
299,424
Finland – 0.9%
3,309 Fortum OYJ (Utilities) 50,346
2,894 Neste OYJ (Energy) 60,525
110,871
France – 2.5%
10,530 Engie SA (Utilities) 177,587
44 Nexans SA (Industrials) 5,307
844 SPIE SA (Industrials) 34,762
778 Vinci SA (Industrials) 96,664
314,320
Germany – 4.9%
17,371 E.ON SE (Utilities) 231,576
1,693 Infineon Technologies AG
(Information Technology) 67,681
981 Nordex SE (Industrials)* 15,357
4,894 RWE AG (Utilities) 185,102
3,163 Siemens Energy AG
(Industrials)* 85,226
85 SMA Solar Technology AG
(Information Technology) 4,446
102 Wacker Chemie AG (Materials) 11,284
600,672
Greece – 0.0%
295 Public Power Corp. SA
(Utilities)* 3,593
India – 1.6%
3,479 Adani Green Energy Ltd.
(Utilities)* 79,538
21,279 NHPC Ltd. (Utilities) 27,341
5,663 Power Grid Corp. of India Ltd.
(Utilities) 21,032
5,120 SJVN Ltd. (Utilities) 8,569
79,138 Suzlon Energy Ltd.
(Industrials)* 45,176
1,955 Tata Power Co. Ltd. (The)
(Utilities) 10,229
202 Torrent Power Ltd. (Utilities) 3,634
195,519
Italy – 4.4%
9,155 A2A SpA (Utilities) 19,172
60,936 Enel SpA (Utilities) 440,309
442 ERG SpA (Utilities) 12,341

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
8,543 Terna - Rete Elettrica Nazionale
(Utilities) $ 71,616
543,438
Japan – 3.8%
5,684 Chubu Electric Power Co., Inc.
(Utilities) 78,363
2,662 Denso Corp. (Consumer
Discretionary) 43,078
1,250 Hitachi Ltd. (Industrials) 128,424
4,412 Kansai Electric Power Co., Inc.
(The) (Utilities) 79,652
3,452 Kyushu Electric Power Co., Inc.
(Utilities) 40,233
680 NIDEC Corp. (Industrials) 33,938
2,979 Panasonic Holdings Corp.
(Consumer Discretionary) 26,227
2,723 SUMCO Corp. (Information
Technology) 40,859
470,774
Portugal – 0.8%
23,725 EDP – Energias de Portugal SA
(Utilities) 96,095
Singapore – 0.3%
885 STMicroelectronics NV
(Information Technology) 36,370
South Korea – 2.3%
133 CS Wind Corp. (Industrials) 5,072
294 Doosan Fuel Cell Co. Ltd.
(Industrials)* 5,202
780 Ecopro Co. Ltd. (Industrials)* 53,181
524 Hanwha Solutions Corp.
(Materials) 11,903
1,621 Korea Electric Power Corp.
(Utilities)* 22,772
190 L&F Co. Ltd. (Industrials)* 21,462
252 LG Chem Ltd. (Materials) 63,976
103 OCI Holdings Co. Ltd.
(Materials) 7,209
363 Samsung SDI Co. Ltd.
(Information Technology) 98,186
288,963
Spain – 6.2%
142 Acciona SA (Utilities) 18,175
1,923 Endesa SA (Utilities) 38,203
47,505 Iberdrola SA (Utilities) 624,015
766 Naturgy Energy Group SA
(Utilities) 20,523
3,146 Redeia Corp. SA (Utilities) 56,489
616 Solaria Energia y Medio
Ambiente SA (Utilities)* 7,884
765,289
Switzerland – 1.1%
2,204 ABB Ltd. (Industrials) 120,687
117 BKW AG (Utilities) 18,416
139,103
Shares Description Value
a
Common Stocks – (continued)
Taiwan – 0.4%
2,509 Delta Electronics, Inc.
(Information Technology) $ 25,172
3,879 Sino-American Silicon
Products, Inc. (Information
Technology) 24,967
50,139
Thailand – 0.1%
19,431 Energy Absolute PCL, NVDR
(Utilities) 12,095
United Kingdom – 3.7%
3,055 Drax Group PLC (Utilities) 20,168
21,396 National Grid PLC (Utilities) 240,378
8,511 SSE PLC (Utilities) 190,175
450,721
United States – 48.1%
908 AES Corp. (The) (Utilities) 19,604
348 Alliant Energy Corp. (Utilities) 17,919
1,604 Ameren Corp. (Utilities) 117,685
3,151 American Electric Power Co.,
Inc. (Utilities) 284,378
1,139 Array Technologies, Inc.
(Industrials)* 16,151
421 Avangrid, Inc. (Utilities) 15,160
602 Avista Corp. (Utilities) 22,262
1,534 Bloom Energy Corp., Class A
(Industrials)* 25,035
1,051 Brookfield Renewable Corp.,
Class A (Utilities) 33,130
866 CenterPoint Energy, Inc.
(Utilities) 26,422
647 Clearway Energy, Inc., Class C
(Utilities) 18,116
2,093 Consolidated Edison, Inc.
(Utilities) 197,893
5,114 Dominion Energy, Inc.
(Utilities) 275,747
249 DTE Energy Co. (Utilities) 29,016
3,018 Duke Energy Corp. (Utilities) 312,574
3,008 Edison International (Utilities) 231,165
64 EMCOR Group, Inc.
(Industrials) 24,874
1,026 Enovix Corp. (Industrials)*
(b)
10,896
1,029 Enphase Energy, Inc.
(Information Technology)* 131,609
1,279 Entergy Corp. (Utilities) 143,875
2,103 Eversource Energy (Utilities) 124,561
7,796 Exelon Corp. (Utilities) 292,740
786 First Solar, Inc. (Information
Technology)* 213,603
470 Fluence Energy, Inc.
(Industrials)*
(b)
11,811
187 GE Vernova, Inc. (Industrials)* 32,893
363 Generac Holdings, Inc.
(Industrials)* 53,437
748 General Electric Co.
(Industrials) 123,525
486 Green Plains, Inc. (Energy)* 8,345

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
843 Hannon Armstrong Sustainable
Infrastructure Capital, Inc.
REIT (Financials) $ 28,063
351 Itron, Inc. (Information
Technology)* 37,750
375 MasTec, Inc. (Industrials)* 42,094
219 MGE Energy, Inc. (Utilities) 17,548
9,831 NextEra Energy, Inc. (Utilities) 786,677
960 NEXTracker, Inc., Class A
(Industrials)* 52,963
368 Northwestern Energy Group,
Inc. (Utilities) 19,121
307 NRG Energy, Inc. (Utilities) 24,867
592 ON Semiconductor Corp.
(Information Technology)* 43,240
407 Ormat Technologies, Inc.
(Utilities) 30,688
56 Otter Tail Corp. (Utilities) 5,066
12,628 PG&E Corp. (Utilities) 234,123
4,711 Plug Power, Inc. (Industrials)*
(b)
15,688
3,907 Public Service Enterprise
Group, Inc. (Utilities) 295,994
198 Quanta Services, Inc.
(Industrials) 54,636
2,437 QuantumScape Corp.
(Consumer Discretionary)* 14,403
1,283 Schneider Electric SE
(Industrials) 316,798
3,851 Sempra (Utilities) 296,643
438 SolarEdge Technologies, Inc.
(Information Technology)* 21,458
1,497 Southern Co. (The) (Utilities) 119,970
820 Sunnova Energy International,
Inc. (Utilities)* 4,280
1,674 Sunrun, Inc. (Industrials)* 24,206
2,882 Tesla, Inc. (Consumer
Discretionary)* 513,227
88 Timken Co. (The) (Industrials) 7,646
28 Valmont Industries, Inc.
(Industrials) 7,039
435 WEC Energy Group, Inc.
(Utilities) 35,248
755 Wolfspeed, Inc. (Information
Technology)* 19,403
759 Xcel Energy, Inc. (Utilities) 42,087
5,925,352
TOTAL COMMON STOCKS
(Cost $11,819,037)
12,187,608
Shares Description Rate Value
a
Preferred Stocks – 0.5%
Brazil – 0.5%
1,932 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 4.66% 14,384
11,651 Cia Energetica
de Minas Gerais
(Utilities) 10.84 22,056
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
8,266 Cia Paranaense
de Energia
(Utilities) 4.19% $ 14,280
1,516 CTEEP-Cia de
Transmissao
de Energia
Eletrica Paulista
(Utilities) 8.77 7,249
57,969
South Korea – 0.0%
47 LG Chem Ltd.
(Materials) 1.45 8,045
TOTAL PREFERRED STOCKS
(Cost $72,275)
66,014
Units Description Expiration Month Value
aa
Right – 0.1%
United Kingdom – 0.1%
1,866 National Grid
PLC*
(Cost $0)
06/24 4,658
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
21,791 5.180% 21,791
(Cost $21,791)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $11,913,103)
12,280,071
a
Securities Lending Reinvestment Vehicle – 0.5%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
62,597 5.227% 62,597
(Cost $62,597)
TOTAL INVESTMENTS – 100.2%
(Cost $11,975,700)
$ 12,342,668
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.2)%
(23,947)
NET ASSETS – 100.0%
$ 12,318,721
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Investment Abbreviations:
ADR — American Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Utilities 63.3%
Industrials 17.4
Information Technology 8.5
Consumer Discretionary 7.6
Materials 1.6
Energy 0.6
Financials 0.2
Investment Company 0.2
Consumer Staples 0.1
Securities Lending Reinvestment Vehicle 0.5
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 3.7%
8,220 Alphabet, Inc., Class A* $ 1,417,950
79,413 AT&T, Inc. 1,446,905
5,217 Charter Communications, Inc.,
Class A* 1,497,905
35,363 Comcast Corp., Class A 1,415,581
10,543 Electronic Arts, Inc. 1,400,954
44,464 Interpublic Group of Cos., Inc.
(The) 1,394,836
15,256 Live Nation Entertainment, Inc.* 1,430,097
3,103 Meta Platforms, Inc., Class A 1,448,573
2,467 Netflix, Inc.* 1,582,877
14,385 Omnicom Group, Inc. 1,337,230
33,994 Pinterest, Inc., Class A* 1,410,411
37,641 ROBLOX Corp., Class A* 1,265,490
9,419 Take-Two Interactive Software,
Inc.* 1,510,431
8,162 T-Mobile US, Inc. 1,428,023
15,959 Trade Desk, Inc. (The), Class A* 1,480,676
34,251 Verizon Communications, Inc. 1,409,429
12,216 Walt Disney Co. (The) 1,269,365
180,014 Warner Bros Discovery, Inc.* 1,483,315
25,630,048
Consumer Discretionary – 8.2%
8,599 Airbnb, Inc., Class A* 1,246,253
7,601 Amazon.com, Inc.* 1,341,120
459 AutoZone, Inc.* 1,271,402
18,845 Best Buy Co., Inc. 1,598,433
395 Booking Holdings, Inc. 1,491,658
94,108 Carnival Corp.* 1,419,149
433 Chipotle Mexican Grill, Inc.* 1,355,082
9,522 D.R. Horton, Inc. 1,407,352
8,929 Darden Restaurants, Inc. 1,342,832
1,659 Deckers Outdoor Corp.* 1,814,813
2,606 Domino's Pizza, Inc. 1,325,359
10,623 DoorDash, Inc., Class A* 1,169,699
32,696 DraftKings, Inc., Class A* 1,148,610
26,286 eBay, Inc. 1,425,227
10,238 Expedia Group, Inc.* 1,155,461
110,750 Ford Motor Co. 1,343,398
8,279 Garmin Ltd. 1,356,514
30,369 General Motors Co. 1,366,301
8,590 Genuine Parts Co. 1,238,163
6,844 Hilton Worldwide Holdings, Inc. 1,372,906
4,088 Home Depot, Inc. (The) 1,368,949
30,308 Las Vegas Sands Corp. 1,364,769
8,932 Lennar Corp., Class A 1,432,246
31,142 LKQ Corp. 1,340,040
5,959 Lowe’s Cos., Inc. 1,318,667
5,768 Marriott International, Inc.,
Class A 1,333,389
4,958 McDonald's Corp. 1,283,577
14,950 NIKE, Inc., Class B 1,420,998
182 NVR, Inc.* 1,397,893
1,332 O'Reilly Automotive, Inc.* 1,283,062
3,783 Pool Corp. 1,375,310
12,138 PulteGroup, Inc. 1,424,030
10,528 Ross Stores, Inc. 1,471,393
9,972 Royal Caribbean Cruises Ltd.* 1,472,665
18,478 Starbucks Corp. 1,482,305
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
7,480 Tesla, Inc.* $ 1,332,038
14,328 TJX Cos., Inc. (The) 1,477,217
4,985 Tractor Supply Co. 1,422,171
3,379 Ulta Beauty, Inc.* 1,335,009
4,798 Williams-Sonoma, Inc. 1,406,870
10,088 Yum! Brands, Inc. 1,386,394
56,318,724
Consumer Staples – 6.9%
30,714 Altria Group, Inc. 1,420,523
22,919 Archer-Daniels-Midland Co. 1,431,062
28,474 Brown-Forman Corp., Class B 1,305,818
13,284 Bunge Global SA 1,429,226
12,628 Church & Dwight Co., Inc. 1,351,322
9,586 Clorox Co. (The) 1,261,134
21,864 Coca-Cola Co. (The) 1,375,902
14,704 Colgate-Palmolive Co. 1,366,884
43,956 Conagra Brands, Inc. 1,313,405
5,300 Constellation Brands, Inc., Class
A 1,326,219
1,870 Costco Wholesale Corp. 1,514,494
9,833 Dollar General Corp. 1,346,236
11,343 Dollar Tree, Inc.* 1,337,907
10,849 Estee Lauder Cos., Inc. (The),
Class A 1,338,333
19,231 General Mills, Inc. 1,322,131
7,012 Hershey Co. (The) 1,387,184
11,889 J M Smucker Co. (The) 1,327,288
23,560 Kellanova 1,421,610
72,169 Kenvue, Inc. 1,392,862
40,461 Keurig Dr Pepper, Inc. 1,385,789
9,876 Kimberly-Clark Corp. 1,316,471
37,438 Kraft Heinz Co. (The) 1,324,182
24,531 Kroger Co. (The) 1,284,688
16,422 Lamb Weston Holdings, Inc. 1,449,898
18,086 McCormick & Co., Inc. 1,306,171
19,112 Mondelez International, Inc.,
Class A 1,309,745
25,279 Monster Beverage Corp.* 1,312,486
7,699 PepsiCo, Inc. 1,331,157
14,090 Philip Morris International, Inc. 1,428,444
8,280 Procter & Gamble Co. (The) 1,362,391
18,451 Sysco Corp. 1,343,602
8,556 Target Corp. 1,336,105
22,440 Tyson Foods, Inc., Class A 1,284,690
77,859 Walgreens Boots Alliance, Inc. 1,262,873
22,888 Walmart, Inc. 1,505,115
47,513,347
Energy – 5.2%
44,449 APA Corp. 1,357,028
42,401 Baker Hughes Co. 1,419,585
8,602 Cheniere Energy, Inc. 1,357,310
8,476 Chevron Corp. 1,375,655
10,889 ConocoPhillips 1,268,351
50,431 Coterra Energy, Inc. 1,438,292
26,969 Devon Energy Corp. 1,323,638
6,979 Diamondback Energy, Inc. 1,390,636
10,434 EOG Resources, Inc. 1,299,555
35,024 EQT Corp. 1,439,136

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
23,819 Exxon Mobil Corp. $ 2,793,016
37,211 Halliburton Co. 1,365,644
8,694 Hess Corp. 1,339,745
74,473 Kinder Morgan, Inc. 1,451,479
51,822 Marathon Oil Corp. 1,500,765
7,612 Marathon Petroleum Corp. 1,344,355
21,131 Occidental Petroleum Corp. 1,320,687
17,470 ONEOK, Inc. 1,415,070
26,938 Ovintiv, Inc. 1,391,886
9,708 Phillips 66 1,379,604
28,768 Schlumberger NV 1,320,163
12,125 Targa Resources Corp. 1,433,539
2,400 Texas Pacific Land Corp. 1,474,344
8,697 Valero Energy Corp. 1,366,647
35,874 Williams Cos., Inc. (The) 1,489,130
36,055,260
Financials – 14.7%
15,973 Aflac, Inc. 1,435,493
7,854 Allstate Corp. (The) 1,315,702
5,841 American Express Co. 1,401,840
17,904 American International Group,
Inc. 1,411,193
3,281 Ameriprise Financial, Inc. 1,432,517
4,772 Aon PLC, Class A 1,343,986
12,555 Apollo Global Management, Inc. 1,458,389
14,274 Arch Capital Group Ltd.* 1,464,941
10,282 Ares Management Corp., Class A 1,441,228
5,650 Arthur J Gallagher & Co. 1,431,314
36,736 Bank of America Corp. 1,469,073
24,099 Bank of New York Mellon Corp.
(The) 1,436,541
3,381 Berkshire Hathaway, Inc., Class
B* 1,401,086
1,785 BlackRock, Inc. 1,378,074
11,566 Blackstone, Inc. 1,393,703
20,394 Block, Inc.* 1,306,848
16,433 Brown & Brown, Inc. 1,470,918
9,552 Capital One Financial Corp. 1,314,642
7,509 Cboe Global Markets, Inc. 1,298,982
18,368 Charles Schwab Corp. (The) 1,346,007
5,408 Chubb Ltd. 1,464,595
11,630 Cincinnati Financial Corp. 1,367,455
22,183 Citigroup, Inc. 1,382,223
39,003 Citizens Financial Group, Inc. 1,376,416
6,443 CME Group, Inc. 1,307,800
6,590 Coinbase Global, Inc., Class A* 1,488,813
4,547 Corpay, Inc.* 1,217,095
10,903 Discover Financial Services 1,337,362
3,657 Everest Group Ltd. 1,429,631
3,219 FactSet Research Systems, Inc. 1,301,313
20,196 Fidelity National Information
Services, Inc. 1,532,472
36,766 Fifth Third Bancorp 1,375,784
800 First Citizens BancShares, Inc.,
Class A 1,358,744
9,021 Fiserv, Inc.* 1,350,985
12,365 Global Payments, Inc. 1,259,375
3,176 Goldman Sachs Group, Inc.
(The)
(a)
1,449,908
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
13,932 Hartford Financial Services
Group, Inc. (The) $ 1,441,265
99,652 Huntington Bancshares, Inc. 1,387,156
10,440 Intercontinental Exchange, Inc. 1,397,916
8,295 Jack Henry & Associates, Inc. 1,366,021
7,053 JPMorgan Chase & Co. 1,429,149
92,646 KeyCorp 1,331,323
14,356 KKR & Co., Inc. 1,476,371
17,802 Loews Corp. 1,367,194
5,106 LPL Financial Holdings, Inc. 1,461,388
9,318 M&T Bank Corp. 1,412,609
920 Markel Group, Inc.* 1,510,263
6,750 Marsh & McLennan Cos., Inc. 1,401,165
3,040 Mastercard, Inc., Class A 1,359,093
18,845 MetLife, Inc. 1,363,813
3,632 Moody's Corp. 1,441,868
14,900 Morgan Stanley 1,457,816
2,862 MSCI, Inc. 1,417,205
22,564 Nasdaq, Inc. 1,331,953
16,398 Northern Trust Corp. 1,381,367
20,555 PayPal Holdings, Inc.* 1,294,759
8,800 PNC Financial Services Group,
Inc. (The) 1,385,032
17,071 Principal Financial Group, Inc. 1,400,505
6,365 Progressive Corp. (The) 1,344,161
12,082 Prudential Financial, Inc. 1,454,069
11,120 Raymond James Financial, Inc. 1,364,980
69,419 Regions Financial Corp. 1,343,258
3,250 S&P Global, Inc. 1,389,407
18,638 State Street Corp. 1,408,846
31,031 Synchrony Financial 1,359,158
12,264 T. Rowe Price Group, Inc. 1,445,067
6,338 Travelers Cos., Inc. (The) 1,367,107
35,784 Truist Financial Corp. 1,350,846
33,194 US Bancorp 1,346,017
5,030 Visa, Inc., Class A 1,370,474
17,323 W R Berkley Corp. 1,403,683
22,746 Wells Fargo & Co. 1,362,940
5,326 Willis Towers Watson PLC 1,359,675
101,437,367
Health Care – 11.6%
12,642 Abbott Laboratories 1,291,886
8,279 AbbVie, Inc. 1,334,906
9,775 Agilent Technologies, Inc. 1,274,758
4,833 Align Technology, Inc.* 1,243,096
9,250 Alnylam Pharmaceuticals, Inc.* 1,372,978
4,896 Amgen, Inc. 1,497,442
56,496 Avantor, Inc.* 1,360,424
33,481 Baxter International, Inc. 1,141,367
5,780 Becton Dickinson & Co. 1,340,787
6,259 Biogen, Inc.* 1,407,899
16,582 BioMarin Pharmaceutical, Inc.* 1,244,811
18,777 Boston Scientific Corp.* 1,418,978
30,624 Bristol-Myers Squibb Co. 1,258,340
13,179 Cardinal Health, Inc. 1,308,279
5,886 Cencora, Inc. 1,333,591
18,509 Centene Corp.* 1,325,059
3,786 Cigna Group (The) 1,304,731
15,046 Cooper Cos., Inc. (The) 1,418,988

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
23,857 CVS Health Corp. $ 1,421,877
5,508 Danaher Corp. 1,414,454
10,697 Dexcom, Inc.* 1,270,483
16,039 Edwards Lifesciences Corp.* 1,393,629
2,568 Elevance Health, Inc. 1,382,817
1,748 Eli Lilly & Co. 1,433,954
23,182 Exact Sciences Corp.* 1,053,622
17,299 GE HealthCare Technologies,
Inc. 1,349,322
20,661 Gilead Sciences, Inc. 1,327,882
4,354 HCA Healthcare, Inc. 1,479,272
17,750 Hologic, Inc.* 1,309,595
4,272 Humana, Inc. 1,529,889
2,896 IDEXX Laboratories, Inc.* 1,439,167
10,992 Illumina, Inc.* 1,146,246
7,902 Insulet Corp.* 1,400,155
3,627 Intuitive Surgical, Inc.* 1,458,489
5,870 IQVIA Holdings, Inc.* 1,286,058
8,968 Johnson & Johnson 1,315,337
6,730 Labcorp Holdings, Inc. 1,311,744
2,539 McKesson Corp. 1,446,189
16,681 Medtronic PLC 1,357,333
10,490 Merck & Co., Inc. 1,316,915
1,095 Mettler-Toledo International,
Inc.* 1,537,479
12,370 Moderna, Inc.* 1,763,343
3,964 Molina Healthcare, Inc.* 1,246,995
50,733 Pfizer, Inc. 1,454,008
9,839 Quest Diagnostics, Inc. 1,396,843
1,506 Regeneron Pharmaceuticals,
Inc.* 1,476,121
6,313 ResMed, Inc. 1,302,561
13,263 Revvity, Inc. 1,449,115
6,596 STERIS PLC 1,470,116
4,153 Stryker Corp. 1,416,547
2,368 Thermo Fisher Scientific, Inc. 1,344,977
2,777 UnitedHealth Group, Inc. 1,375,642
6,789 Veeva Systems, Inc., Class A* 1,182,983
3,386 Vertex Pharmaceuticals, Inc.* 1,541,781
117,892 Viatris, Inc. 1,249,655
4,325 Waters Corp.* 1,335,993
3,768 West Pharmaceutical Services,
Inc. 1,248,753
11,337 Zimmer Biomet Holdings, Inc. 1,305,456
8,574 Zoetis, Inc. 1,453,807
80,274,924
Industrials – 16.2%
13,666 3M Co. 1,368,513
7,760 AMETEK, Inc. 1,315,941
5,364 Automatic Data Processing, Inc. 1,313,751
4,359 Axon Enterprise, Inc.* 1,227,800
7,974 Boeing Co. (The)* 1,416,262
9,161 Booz Allen Hamilton Holding
Corp. 1,394,396
7,032 Broadridge Financial Solutions,
Inc. 1,411,815
7,421 Builders FirstSource, Inc.* 1,193,223
3,527 Carlisle Cos., Inc. 1,475,309
22,201 Carrier Global Corp. 1,402,881
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
4,088 Caterpillar, Inc. $ 1,383,870
2,041 Cintas Corp. 1,383,737
24,770 Copart, Inc.* 1,314,296
40,655 CSX Corp. 1,372,106
4,752 Cummins, Inc. 1,338,781
3,496 Deere & Co. 1,310,161
27,360 Delta Air Lines, Inc. 1,395,907
7,609 Dover Corp. 1,398,686
4,317 Eaton Corp. PLC 1,436,913
3,810 EMCOR Group, Inc. 1,480,795
12,644 Emerson Electric Co. 1,418,151
6,168 Equifax, Inc. 1,427,214
12,039 Expeditors International of
Washington, Inc. 1,455,515
19,969 Fastenal Co. 1,317,555
5,198 FedEx Corp. 1,320,084
17,924 Fortive Corp. 1,334,263
9,006 GE Vernova, Inc.* 1,584,155
4,707 General Dynamics Corp. 1,411,017
8,489 General Electric Co. 1,401,873
16,756 Graco, Inc. 1,353,047
6,956 Honeywell International, Inc. 1,406,434
20,299 Howmet Aerospace, Inc. 1,718,310
3,592 Hubbell, Inc. 1,396,893
6,096 IDEX Corp. 1,271,869
5,548 Illinois Tool Works, Inc. 1,346,777
14,643 Ingersoll Rand, Inc. 1,362,531
8,278 J.B. Hunt Transport Services, Inc. 1,330,688
9,440 Jacobs Solutions, Inc. 1,315,370
22,425 Johnson Controls International
PLC 1,612,582
6,330 L3Harris Technologies, Inc. 1,423,174
9,530 Leidos Holdings, Inc. 1,401,386
2,988 Lennox International, Inc. 1,501,769
6,180 Lincoln Electric Holdings, Inc. 1,213,505
2,917 Lockheed Martin Corp. 1,371,982
19,827 Masco Corp. 1,386,304
5,209 Nordson Corp. 1,222,656
5,860 Norfolk Southern Corp. 1,317,328
2,768 Northrop Grumman Corp. 1,247,731
7,404 Old Dominion Freight Line, Inc. 1,297,551
14,764 Otis Worldwide Corp. 1,464,589
8,106 Owens Corning 1,467,753
12,750 PACCAR, Inc. 1,370,625
2,490 Parker-Hannifin Corp. 1,323,485
11,175 Paychex, Inc. 1,342,788
5,309 Quanta Services, Inc. 1,464,965
7,319 Republic Services, Inc. 1,355,406
5,005 Rockwell Automation, Inc. 1,288,938
13,293 RTX Corp. 1,433,118
3,394 Saia, Inc.* 1,389,775
5,052 Snap-on, Inc. 1,378,489
52,669 Southwest Airlines Co. 1,413,636
21,897 SS&C Technologies Holdings,
Inc. 1,358,709
14,935 Stanley Black & Decker, Inc. 1,301,884
15,948 Textron, Inc. 1,397,204
4,313 Trane Technologies PLC 1,412,335
1,079 TransDigm Group, Inc. 1,449,345
18,533 TransUnion 1,332,893

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
20,073 Uber Technologies, Inc.* $ 1,295,913
5,741 Union Pacific Corp. 1,336,620
27,026 United Airlines Holdings, Inc.* 1,432,108
9,244 United Parcel Service, Inc.,
Class B 1,284,269
2,079 United Rentals, Inc. 1,391,703
14,344 Veralto Corp. 1,414,032
5,815 Verisk Analytics, Inc. 1,469,916
15,490 Vertiv Holdings Co., Class A 1,519,104
1,472 W.W. Grainger, Inc. 1,356,389
6,489 Waste Management, Inc. 1,367,427
3,062 Watsco, Inc. 1,454,144
8,421 Westinghouse Air Brake
Technologies Corp. 1,425,086
12,602 XPO, Inc.* 1,348,162
10,299 Xylem, Inc. 1,452,365
111,996,032
Information Technology – 16.5%
4,508 Accenture PLC, Class A 1,272,563
2,888 Adobe, Inc.* 1,284,467
9,400 Advanced Micro Devices, Inc.* 1,568,860
13,308 Akamai Technologies, Inc.* 1,227,530
11,359 Amphenol Corp., Class A 1,503,591
6,941 Analog Devices, Inc. 1,627,595
4,197 ANSYS, Inc.* 1,332,338
7,915 Apple, Inc. 1,521,659
6,997 Applied Materials, Inc. 1,504,915
5,313 Arista Networks, Inc.* 1,581,414
7,862 Atlassian Corp., Class A* 1,233,233
6,441 Autodesk, Inc.* 1,298,506
1,077 Broadcom, Inc. 1,430,848
4,926 Cadence Design Systems, Inc.* 1,410,363
6,297 CDW Corp. 1,408,135
28,590 Cisco Systems, Inc. 1,329,435
15,485 Cloudflare, Inc., Class A* 1,048,180
20,632 Cognizant Technology Solutions
Corp., Class A 1,364,807
40,546 Corning, Inc. 1,510,744
4,600 Crowdstrike Holdings, Inc.,
Class A* 1,442,882
10,817 Datadog, Inc., Class A* 1,191,817
11,419 Dell Technologies, Inc., Class C 1,593,636
12,679 Enphase Energy, Inc.* 1,621,644
10,986 Entegris, Inc. 1,388,081
5,717 EPAM Systems, Inc.* 1,017,226
1,180 Fair Isaac Corp.* 1,522,117
7,688 First Solar, Inc.* 2,089,291
21,209 Fortinet, Inc.* 1,258,118
3,253 Gartner, Inc.* 1,365,187
67,590 Gen Digital, Inc. 1,678,260
11,026 GoDaddy, Inc., Class A* 1,539,560
82,113 Hewlett Packard Enterprise Co. 1,449,294
48,953 HP, Inc. 1,786,785
2,248 HubSpot, Inc.* 1,373,640
44,788 Intel Corp. 1,381,710
8,172 International Business Machines
Corp. 1,363,498
2,198 Intuit, Inc. 1,267,015
11,849 Jabil, Inc. 1,408,846
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
9,295 Keysight Technologies, Inc.* $ 1,287,172
2,036 KLA Corp. 1,546,403
1,561 Lam Research Corp. 1,455,539
6,543 Manhattan Associates, Inc.* 1,436,450
21,169 Marvell Technology, Inc. 1,456,639
15,151 Microchip Technology, Inc. 1,473,132
12,347 Micron Technology, Inc. 1,543,375
3,428 Microsoft Corp. 1,423,066
1,319 MicroStrategy, Inc., Class A* 2,010,802
3,653 MongoDB, Inc.* 862,327
2,072 Monolithic Power Systems, Inc. 1,524,225
3,995 Motorola Solutions, Inc. 1,457,815
13,275 NetApp, Inc. 1,598,708
22,141 Nutanix, Inc., Class A* 1,224,729
1,656 NVIDIA Corp. 1,815,522
14,631 Okta, Inc.* 1,297,477
19,603 ON Semiconductor Corp.* 1,431,803
11,750 Oracle Corp. 1,376,983
61,720 Palantir Technologies, Inc., Class
A* 1,338,090
4,696 Palo Alto Networks, Inc.* 1,384,897
7,762 PTC, Inc.* 1,367,975
26,914 Pure Storage, Inc., Class A* 1,622,645
8,240 QUALCOMM, Inc. 1,681,372
2,600 Roper Technologies, Inc. 1,385,176
5,048 Salesforce, Inc. 1,183,453
15,960 Seagate Technology Holdings
PLC 1,488,110
1,965 ServiceNow, Inc.* 1,290,867
14,952 Skyworks Solutions, Inc. 1,385,452
8,674 Snowflake, Inc., Class A* 1,181,225
1,864 Super Micro Computer, Inc.* 1,462,327
2,590 Synopsys, Inc.* 1,452,472
3,541 Teledyne Technologies, Inc.* 1,405,600
12,014 Teradyne, Inc. 1,693,253
7,716 Texas Instruments, Inc. 1,504,697
22,980 Trimble, Inc.* 1,279,526
2,958 Tyler Technologies, Inc.* 1,420,905
7,852 VeriSign, Inc.* 1,368,761
19,513 Western Digital Corp.* 1,469,134
5,511 Workday, Inc., Class A* 1,165,301
4,449 Zebra Technologies Corp., Class
A* 1,389,601
22,254 Zoom Video Communications,
Inc., Class A* 1,365,060
7,848 Zscaler, Inc.* 1,333,846
114,039,702
Materials – 5.3%
5,690 Air Products and Chemicals, Inc. 1,517,523
11,410 Albemarle Corp. 1,398,752
6,224 Avery Dennison Corp. 1,416,520
19,869 Ball Corp. 1,379,505
8,789 Celanese Corp. 1,336,280
17,375 CF Industries Holdings, Inc. 1,385,309
25,136 Corteva, Inc. 1,406,108
17,509 CRH PLC 1,431,536
23,663 Dow, Inc. 1,363,699
17,476 DuPont de Nemours, Inc. 1,435,828
6,014 Ecolab, Inc. 1,396,451

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
27,261 Freeport-McMoRan, Inc. $ 1,437,472
16,036 International Flavors &
Fragrances, Inc. 1,542,342
38,624 International Paper Co. 1,741,556
3,054 Linde PLC 1,330,078
13,618 LyondellBasell Industries NV,
Class A 1,353,902
2,315 Martin Marietta Materials, Inc. 1,324,365
33,096 Newmont Corp. 1,388,046
8,051 Nucor Corp. 1,359,411
7,737 Packaging Corp. of America 1,419,662
10,400 PPG Industries, Inc. 1,366,664
4,743 Reliance, Inc. 1,426,600
12,605 RPM International, Inc. 1,413,020
4,491 Sherwin-Williams Co. (The) 1,364,366
10,422 Steel Dynamics, Inc. 1,395,193
5,254 Vulcan Materials Co. 1,343,816
36,674,004
Real Estate – 5.5%
11,593 Alexandria Real Estate Equities,
Inc. REIT 1,379,567
7,778 American Tower Corp. REIT 1,522,466
7,170 AvalonBay Communities, Inc.
REIT 1,381,516
15,675 CBRE Group, Inc., Class A* 1,380,497
14,956 CoStar Group, Inc.* 1,169,110
14,421 Crown Castle, Inc. REIT 1,478,152
9,768 Digital Realty Trust, Inc. REIT 1,419,681
1,914 Equinix, Inc. REIT 1,460,344
21,090 Equity Residential REIT 1,371,483
5,502 Essex Property Trust, Inc. REIT 1,429,365
9,839 Extra Space Storage, Inc. REIT 1,424,392
71,708 Host Hotels & Resorts, Inc.
REIT 1,286,442
39,389 Invitation Homes, Inc. REIT 1,370,343
17,396 Iron Mountain, Inc. REIT 1,403,683
72,869 Kimco Realty Corp. REIT 1,410,744
10,419 Mid-America Apartment
Communities, Inc. REIT 1,393,124
13,275 Prologis, Inc. REIT 1,466,755
5,230 Public Storage REIT 1,432,131
25,045 Realty Income Corp. REIT 1,328,888
7,236 SBA Communications Corp.
REIT 1,423,176
9,646 Simon Property Group, Inc.
REIT 1,459,536
11,869 Sun Communities, Inc. REIT 1,400,423
30,527 Ventas, Inc. REIT 1,534,287
47,227 VICI Properties, Inc. REIT 1,355,887
24,804 W.P. Carey, Inc. REIT 1,398,946
14,278 Welltower, Inc. REIT 1,480,200
44,862 Weyerhaeuser Co. REIT 1,347,206
37,908,344
Utilities – 6.0%
26,759 Alliant Energy Corp. 1,377,821
18,055 Ameren Corp. 1,324,695
15,357 American Electric Power Co.,
Inc. 1,385,969
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
10,854 American Water Works Co., Inc. $ 1,419,378
11,355 Atmos Energy Corp. 1,316,272
46,195 CenterPoint Energy, Inc. 1,409,410
22,256 CMS Energy Corp. 1,400,570
14,251 Consolidated Edison, Inc. 1,347,432
7,277 Constellation Energy Corp. 1,580,928
26,225 Dominion Energy, Inc. 1,414,052
12,155 DTE Energy Co. 1,416,422
13,545 Duke Energy Corp. 1,402,856
19,046 Edison International 1,463,685
12,502 Entergy Corp. 1,406,350
25,503 Evergy, Inc. 1,393,994
21,908 Eversource Energy 1,297,611
35,642 Exelon Corp. 1,338,357
34,799 FirstEnergy Corp. 1,401,008
19,852 NextEra Energy, Inc. 1,588,557
47,862 NiSource, Inc. 1,390,870
18,546 NRG Energy, Inc. 1,502,226
78,174 PG&E Corp. 1,449,346
48,271 PPL Corp. 1,415,788
19,415 Public Service Enterprise Group,
Inc. 1,470,880
18,726 Sempra 1,442,464
18,128 Southern Co. (The) 1,452,778
17,942 Vistra Corp. 1,777,693
16,260 WEC Energy Group, Inc. 1,317,548
25,147 Xcel Energy, Inc. 1,394,401
41,299,361
TOTAL COMMON STOCKS
(Cost $595,734,553)
689,147,113
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
714,294 5.180% 714,294
(Cost $714,294)
TOTAL INVESTMENTS – 99.9%
(Cost $596,448,847)
$ 689,861,407
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
894,275
NET ASSETS – 100.0%
$ 690,755,682
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF
Schedule of Investments
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 100.0%
Communication Services – 8.1%
25,860 Alphabet, Inc., Class A* $ 4,460,850
32,274 GCI Liberty, Inc., Class A*
(a)
—
9,264 Meta Platforms, Inc., Class A 4,324,713
7,271 Netflix, Inc.* 4,665,219
64,992 Sea Ltd. ADR (Singapore)* 4,388,260
17,839,042
Consumer Discretionary – 9.8%
55,081 Alibaba Group Holding Ltd.
ADR (China) 4,315,046
23,985 Amazon.com, Inc.* 4,231,913
123,403 Capri Holdings Ltd.* 4,263,574
2,596 MercadoLibre, Inc. (Brazil)* 4,479,606
61,847 SharkNinja, Inc. 4,738,717
22,028,856
Consumer Staples – 2.0%
214,370 Albertsons Cos., Inc., Class A 4,424,597
Energy – 4.0%
280,744 Energy Transfer LP 4,399,258
28,465 Hess Corp. 4,386,456
8,785,714
Financials – 21.6%
38,684 Apollo Global Management, Inc. 4,493,533
10,808 Berkshire Hathaway, Inc., Class
B* 4,478,835
69,443 Citigroup, Inc. 4,326,993
35,201 Discover Financial Services 4,317,755
2,591 First Citizens BancShares, Inc.,
Class A 4,400,632
28,779 Fiserv, Inc.* 4,309,943
22,072 JPMorgan Chase & Co. 4,472,449
41,432 KKR & Co., Inc. 4,260,867
9,740 Mastercard, Inc., Class A 4,354,462
21,319 Progressive Corp. (The) 4,502,146
15,847 Visa, Inc., Class A 4,317,674
48,235,289
Health Care – 6.1%
16,932 Danaher Corp. 4,348,138
5,668 Eli Lilly & Co. 4,649,687
33,549 Tenet Healthcare Corp.* 4,536,496
13,534,321
Industrials – 14.0%
48,056 AerCap Holdings NV (Ireland) 4,455,272
583,141 Alight, Inc., Class A* 4,519,343
27,290 General Electric Co. 4,506,671
3,460 TransDigm Group, Inc. 4,647,576
66,962 Uber Technologies, Inc.* 4,323,067
42,648 Vertiv Holdings Co., Class A 4,182,489
111,526 WillScot Mobile Mini Holdings
Corp.* 4,397,470
31,031,888
Information Technology – 26.3%
27,939 Advanced Micro Devices, Inc.* 4,663,019
23,514 Apple, Inc. 4,520,566
53,070 AppLovin Corp., Class A* 4,324,144
3,106 Broadcom, Inc. 4,126,476
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
29,908 Dell Technologies, Inc., Class C $ 4,173,960
32,694 GoDaddy, Inc., Class A* 4,565,063
34,904 Micron Technology, Inc. 4,363,000
10,544 Microsoft Corp. 4,377,131
4,714 NVIDIA Corp. 5,168,100
15,514 Salesforce, Inc. 3,637,102
28,674 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 4,330,921
58,938 Western Digital Corp.* 4,437,442
32,477 Wix.com Ltd. (Israel)* 5,232,045
57,918,969
Materials – 3.9%
52,090 CRH PLC 4,258,878
116,689 United States Steel Corp. 4,475,023
8,733,901
Utilities – 4.2%
57,898 NextEra Energy, Inc. 4,632,998
46,033 Vistra Corp. 4,560,950
9,193,948
TOTAL COMMON STOCKS
(Cost $188,071,719)
221,726,525
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
52,729 5.180% 52,729
(Cost $52,729)
TOTAL INVESTMENTS – 100.0%
(Cost $188,124,448)
$ 221,779,254
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
22,205
NET ASSETS – 100.0%
$ 221,801,459
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company

Goldman Sachs Innovate Equity ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.7%
Communication Services – 11.5%
41,199 Alphabet, Inc., Class A* $ 7,106,827
15,864 Baidu, Inc. ADR (China)* 1,541,981
24,883 Bilibili, Inc. ADR (China)* 361,301
27,570 Bumble, Inc., Class A* 322,569
38,976 Comcast Corp., Class A 1,560,209
5,789 CTS Eventim AG & Co. KGaA
(Germany) 498,993
7,394 Electronic Arts, Inc. 982,515
13,091 Endeavor Group Holdings, Inc.,
Class A 351,232
31,409 Gree, Inc. (Japan) 102,735
44,943 Hello Group, Inc. ADR (China) 253,478
4,590 IDT Corp., Class B 186,033
6,840 Infocom Corp. (Japan) 211,540
80,676 iQIYI, Inc. ADR (China)* 373,530
7,424 Iridium Communications, Inc. 223,537
10,347 JOYY, Inc. ADR (China) 308,961
109,761 Kuaishou Technology (China)*
(a)
777,959
6,068 Liberty Media Corp.-Liberty
Formula One, Class A* 415,112
27,979 Liberty Media Corp.-Liberty
SiriusXM, Class A* 635,963
7,691 Live Nation Entertainment, Inc.* 720,954
7,027 Madison Square Garden
Entertainment Corp.* 249,740
1,610 Madison Square Garden Sports
Corp.* 297,286
14,359 Match Group, Inc.* 439,816
10,359 Meta Platforms, Inc., Class A 4,835,892
13,649 MIXI, Inc. (Japan) 249,016
12,450 NetEase, Inc. ADR (China) 1,108,423
2,043 Netflix, Inc.* 1,310,830
11,773 Pinterest, Inc., Class A* 488,462
30,338 Playtika Holding Corp. 265,154
77,268 Rightmove PLC (United
Kingdom) 524,550
19,038 ROBLOX Corp., Class A* 640,058
5,896 Scout24 SE (Germany)
(a)
442,929
30,019 Sea Ltd. ADR (Singapore)* 2,026,883
40,850 Snap, Inc., Class A* 613,567
3,118 SOOP Co. Ltd. (South Korea) 250,422
6,429 Sphere Entertainment Co.* 234,658
3,184 Spotify Technology SA* 944,947
3,375 Take-Two Interactive Software,
Inc.* 541,215
34,684 TELUS Corp. (Canada) 570,200
47,410 Tencent Holdings Ltd. (China) 2,180,411
51,846 Tencent Music Entertainment
Group ADR (China) 749,175
6,320 TKO Group Holdings, Inc. 689,322
14,417 Ubisoft Entertainment SA
(France)* 350,898
29,010 Vivid Seats, Inc., Class A* 146,500
27,641 VTEX, Class A (Brazil)* 189,617
15,751 Walt Disney Co. (The) 1,636,686
67,825 Warner Bros Discovery, Inc.* 558,878
32,509 Weibo Corp. ADR (China) 287,705
5,788 Ziff Davis, Inc.* 333,447
40,092,116
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – 14.5%
6,474 Academy Sports & Outdoors,
Inc. $ 373,485
2,753 adidas AG (Germany) 691,874
5,361 Airbnb, Inc., Class A* 776,970
41,137 Alibaba Group Holding Ltd.
ADR (China) 3,222,673
37,002 Amazon.com, Inc.* 6,528,633
45,160 ANTA Sports Products Ltd.
(China) 480,558
11,896 Aptiv PLC* 990,461
20,107 Atour Lifestyle Holdings Ltd.
ADR (China) 358,106
32,354 Bandai Namco Holdings, Inc.
(Japan) 589,247
12,022 BorgWarner, Inc. 428,705
15,223 Caesars Entertainment, Inc.* 541,330
3,672 Carvana Co.* 367,127
37,334 Chegg, Inc.* 142,989
19,977 Chewy, Inc., Class A* 423,712
3,876 Columbia Sportswear Co. 331,863
9,590 Continental AG (Germany) 647,975
23,531 Coursera, Inc.* 178,836
3,132 Dick's Sporting Goods, Inc. 712,968
1,963 Duolingo, Inc.* 375,718
14,021 eBay, Inc. 760,219
7,125 Etsy, Inc.* 452,224
32,520 Everi Holdings, Inc.* 235,120
11,994 Foot Locker, Inc. 332,594
98,746 Ford Motor Co. 1,197,789
29,596 GameStop Corp., Class A* 684,851
27,786 General Motors Co. 1,250,092
504 Graham Holdings Co., Class B 379,225
82,562 Honda Motor Co. Ltd. (Japan) 929,673
6,017 Hyundai Motor Co. (South
Korea) 1,099,492
332,835 JD Sports Fashion PLC (United
Kingdom) 540,301
25,179 JD.com, Inc. ADR (China) 745,802
35,794 Jumia Technologies AG ADR
(Germany)* 253,779
12,242 Kia Corp. (South Korea) 1,040,687
11,871 Las Vegas Sands Corp. 534,551
26,718 Li Auto, Inc. ADR (China)* 541,039
137,172 Li Ning Co. Ltd. (China) 356,810
209,154 Lucid Group, Inc.*
(b)
593,997
2,169 Lululemon Athletica, Inc.* 676,706
1,553 MercadoLibre, Inc. (Brazil)* 2,679,826
9,171 MGM Resorts International* 368,399
7,887 New Oriental Education &
Technology Group, Inc. ADR
(China)* 630,408
473,639 Nexteer Automotive Group Ltd.
(China) 243,983
13,175 NIKE, Inc., Class B 1,252,284
120,067 NIO, Inc. ADR (China)*
(b)
647,161
148,206 Nissan Motor Co. Ltd. (Japan) 526,636
8,767 PDD Holdings, Inc. ADR
(China)* 1,313,121
29,245 Pearson PLC (United Kingdom) 352,986

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
80,105 Peloton Interactive, Inc., Class
A* $ 291,582
13,887 Penn Entertainment, Inc.* 243,022
28,272 Playtech PLC (United
Kingdom)* 172,061
24,375 Prosus NV (China)* 883,285
217,825 Rakuten Group, Inc. (Japan)* 1,131,090
65,715 Rivian Automotive, Inc., Class
A*
(b)
717,608
68,135 Sabre Corp.* 213,263
53,602 Sharp Corp. (Japan)*
(b)
330,934
5,420 Stride, Inc.* 372,137
29,519 TAL Education Group ADR
(China)* 335,336
16,976 Tesla, Inc.* 3,023,086
85,337 Toyota Motor Corp. (Japan) 1,846,900
20,959 Udemy, Inc.* 185,278
5,174 Wayfair, Inc., Class A* 307,801
68,721 XPeng, Inc. ADR (China)*
(b)
571,071
54,153 Yamaha Motor Co. Ltd. (Japan) 528,108
14,452 Zalando SE (Germany)*
(a)
380,461
50,316,008
Consumer Staples – 0.8%
1,165,044 Alibaba Health Information
Technology Ltd. (China)* 488,454
99,780 East Buy Holding Ltd. (China)*
(a)
(b)
233,911
32,839 Walmart, Inc. 2,159,493
2,881,858
Energy – 1.0%
731,131 China Suntien Green Energy
Corp. Ltd., Class H (China)* 343,914
24,038 Enbridge, Inc. (Canada) 878,710
6,258 HD Hyundai Co. Ltd. (South
Korea) 310,516
20,497 Oceaneering International, Inc.* 485,369
19,542 TotalEnergies SE (France) 1,421,605
3,440,114
Financials – 14.7%
23,640 3i Group PLC (United Kingdom) 861,719
635 Adyen NV (Netherlands)*
(a)
816,750
15,164 Affirm Holdings, Inc.* 443,850
50,536 Allfunds Group PLC (United
Kingdom) 300,095
2,368 Ameriprise Financial, Inc. 1,033,892
11,874 Apollo Global Management, Inc. 1,379,284
4,614 Ares Management Corp., Class A 646,744
26,425 AvidXchange Holdings, Inc.* 279,841
51,261 BGC Group, Inc., Class A 444,433
2,231 BlackRock, Inc. 1,722,399
11,836 Blackstone, Inc. 1,426,238
25,881 Block, Inc.* 1,658,454
20,992 Brookfield Corp. (Canada) 912,942
15,063 Carlyle Group, Inc. (The) 647,106
12,917 Charles Schwab Corp. (The) 946,558
23,916 CI Financial Corp. (Canada) 256,678
5,732 Coinbase Global, Inc., Class A* 1,294,973
23,354 Corebridge Financial, Inc. 681,236
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
2,446 Corpay, Inc.* $ 654,721
6,684 Discover Financial Services 819,859
31,419 Dlocal Ltd. (Uruguay)* 287,484
7,993 DWS Group GmbH & Co. KGaA
(Germany)
(a)
370,170
4,246 Eurazeo SE (France) 356,081
4,844 Euronet Worldwide, Inc.* 564,714
3,129 Evercore, Inc., Class A 634,999
7,617 Global Payments, Inc. 775,791
5,879 GMO Payment Gateway, Inc.
(Japan) 253,611
4,276 Goldman Sachs Group, Inc.
(The)
(c)
1,952,080
3,568 Hamilton Lane, Inc., Class A 447,748
32,379 Hargreaves Lansdown PLC
(United Kingdom) 435,130
6,823 Interactive Brokers Group, Inc.,
Class A 857,788
28,727 Invesco Ltd. 451,301
3,821 Jack Henry & Associates, Inc. 629,242
15,278 KKR & Co., Inc. 1,571,190
10,789 Lazard, Inc. 434,041
6,898 London Stock Exchange Group
PLC (United Kingdom) 804,656
54,353 Marqeta, Inc., Class A* 289,158
5,701 Mastercard, Inc., Class A 2,548,746
36,882 Mirae Asset Securities Co. Ltd.
(South Korea) 192,062
13,124 Morgan Stanley 1,284,052
2,154 Morningstar, Inc. 620,891
1,605 MSCI, Inc. 794,764
9,598 Noah Holdings Ltd. ADR
(China) 99,051
9,004 Northern Trust Corp. 758,497
103,809 NU Holdings Ltd., Class A
(Brazil)* 1,233,251
12,549 Nuvei Corp. (Canada)
(a)
403,770
26,537 Pagseguro Digital Ltd., Class A
(Brazil)* 325,078
51,673 Payoneer Global, Inc.* 309,521
22,035 PayPal Holdings, Inc.* 1,387,985
37,690 Paysafe Ltd.* 685,204
2,649 PJT Partners, Inc., Class A 282,569
12,415 Plus500 Ltd. (Israel) 353,440
28,270 Repay Holdings Corp.* 275,350
29,493 Robinhood Markets, Inc., Class
A* 616,404
14,803 SBI Holdings, Inc. (Japan) 382,639
8,608 Shift4 Payments, Inc., Class A* 579,146
92,056 SoFi Technologies, Inc.* 635,186
10,465 State Street Corp. 791,049
4,803 Stifel Financial Corp. 388,803
29,252 StoneCo Ltd., Class A (Brazil)* 404,848
3,372 StoneX Group, Inc.* 253,136
21,814 Toast, Inc., Class A* 528,553
109,879 TP ICAP Group PLC (United
Kingdom) 306,377
10,529 TPG, Inc. 441,376
5,379 Tradeweb Markets, Inc., Class A 586,365

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
44,666 UBS Group AG (Switzerland) $ 1,410,557
8,486 Upstart Holdings, Inc.*
(b)
209,774
10,625 Virtu Financial, Inc., Class A 233,750
9,112 Visa, Inc., Class A 2,482,656
23,863 WealthNavi, Inc. (Japan)*
(b)
177,061
42,087 WisdomTree, Inc. 419,607
50,744,474
Health Care – 21.3%
16,051 10X Genomics, Inc., Class A* 359,863
428,943 3SBio, Inc. (China)*
(a)
334,454
19,632 Abbott Laboratories 2,006,194
13,707 AbbVie, Inc. 2,210,117
33,298 AdaptHealth Corp.* 315,665
6,434 Agilent Technologies, Inc. 839,058
64,464 Allogene Therapeutics, Inc.* 161,160
12,778 ALX Oncology Holdings, Inc.* 135,830
5,413 Amgen, Inc. 1,655,566
13,983 AstraZeneca PLC (United
Kingdom) 2,170,206
4,202 Axonics, Inc.* 281,912
19,967 Baxter International, Inc. 680,675
13,018 Beam Therapeutics, Inc.* 310,089
5,610 BioNTech SE ADR (Germany)* 564,366
10,534 Bio-Techne Corp. 813,119
15,635 Boston Scientific Corp.* 1,181,537
32,351 Bristol-Myers Squibb Co. 1,329,303
25,713 Chugai Pharmaceutical Co. Ltd.
(Japan) 782,296
7,410 CompuGroup Medical SE & Co.
KgaA (Germany) 222,827
10,929 CRISPR Therapeutics AG
(Switzerland)* 587,324
5,063 Danaher Corp. 1,300,178
9,368 Dexcom, Inc.* 1,112,637
9,467 Dianthus Therapeutics, Inc.* 204,582
15,361 Edwards Lifesciences Corp.* 1,334,717
4,434 Eli Lilly & Co. 3,637,388
12,574 Exact Sciences Corp.* 571,488
17,138 Exelixis, Inc.* 371,723
36,996 Exscientia PLC ADR (United
Kingdom)*
(b)
196,079
12,607 Fulgent Genetics, Inc.* 260,335
13,765 Fusion Pharmaceuticals, Inc.
(Canada)* 296,223
6,032 Galapagos NV (Belgium)*
(b)
168,554
13,816 GE HealthCare Technologies,
Inc. 1,077,648
21,882 Gilead Sciences, Inc. 1,406,356
8,718 Globus Medical, Inc., Class A* 585,065
60,646 GSK PLC 1,363,995
24,502 Guardant Health, Inc.* 664,004
109,265 HUTCHMED China Ltd.
(China)* 411,314
11,986 Ideaya Biosciences, Inc.* 438,088
7,132 Illumina, Inc.* 743,725
20,350 Immatics NV (Germany)* 224,460
5,610 Immunocore Holdings PLC ADR
(United Kingdom)* 274,778
16,783 Immunome, Inc.* 250,738
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
4,156 Insulet Corp.* $ 736,402
19,947 Intellia Therapeutics, Inc.* 426,467
4,339 Intuitive Surgical, Inc.* 1,744,799
3,333 iRhythm Technologies, Inc.* 294,004
17,579 Johnson & Johnson 2,578,312
61,011 Keymed Biosciences, Inc.
(China)*
(a)(b)
251,114
32,405 Koninklijke Philips NV
(Netherlands)* 875,251
2,064 Krystal Biotech, Inc.* 330,343
4,257 Labcorp Holdings, Inc. 829,732
39,121 M3, Inc. (Japan) 379,397
57,396 MannKind Corp.* 268,039
32,953 Maravai LifeSciences Holdings,
Inc., Class A* 285,703
4,607 Masimo Corp.* 573,572
21,660 Medtronic PLC 1,762,474
16,131 Merck & Co., Inc. 2,025,086
7,988 Mezzion Pharma Co. Ltd. (South
Korea)* 234,525
8,656 Moderna, Inc.* 1,233,913
22,035 Myriad Genetics, Inc.* 501,517
5,375 Natera, Inc.* 572,599
21,830 Novo Nordisk A/S ADR
(Denmark) 2,953,162
19,518 Nurix Therapeutics, Inc.* 307,409
34,019 Ono Pharmaceutical Co. Ltd.
(Japan) 492,496
19,604 ORIC Pharmaceuticals, Inc.* 176,240
19,996 Pediatrix Medical Group, Inc.* 146,171
60,341 Pfizer, Inc. 1,729,373
23,086 PHC Holdings Corp. (Japan)
(b)
161,012
7,249 PROCEPT BioRobotics Corp.* 481,334
13,950 QIAGEN NV* 603,477
1,408 Regeneron Pharmaceuticals,
Inc.* 1,380,065
11,067 REGENXBIO, Inc.* 158,811
28,404 ResMed, Inc. CDI 593,149
12,573 REVOLUTION Medicines, Inc.* 481,923
4,789 Revvity, Inc. 523,246
8,255 Roche Holding AG 2,113,734
10,477 Rocket Pharmaceuticals, Inc.* 223,370
41,761 Sana Biotechnology, Inc.* 313,208
14,086 Sanofi SA 1,372,589
5,094 Sarepta Therapeutics, Inc.* 661,507
159 Scilex Holding Co. (Singapore)* 172
23,159 Scilex Holding Co.
(Singapore)*
(d)
21,565
23,886 Siemens Healthineers AG
(Germany)
(a)
1,384,179
37,245 Smith & Nephew PLC (United
Kingdom) 469,651
4,622 Stryker Corp. 1,576,518
16,769 Takara Bio, Inc. (Japan) 109,165
10,204 Tandem Diabetes Care, Inc.* 522,751
25,046 Teladoc Health, Inc.* 281,517
2,662 Thermo Fisher Scientific, Inc. 1,511,963
8,692 Tyra Biosciences, Inc.* 140,984
1,271 UFP Technologies, Inc.* 330,918
19,204 Veracyte, Inc.* 398,483

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
19,116 Verona Pharma PLC ADR
(United Kingdom)* $ 230,730
4,236 Vertex Pharmaceuticals, Inc.* 1,928,820
26,744 Verve Therapeutics, Inc.* 138,801
92,313 Well Health Technologies Corp.
(Canada)* 253,951
4,551 Zimmer Biomet Holdings, Inc. 524,048
74,435,377
Industrials – 7.5%
30,297 ABB Ltd. (Switzerland) 1,659,006
3,622 AeroVironment, Inc.* 732,187
5,201 Alfen NV (Netherlands)*
(a)(b)
204,167
3,282 Booz Allen Hamilton Holding
Corp. 499,553
1,284 CACI International, Inc., Class
A* 545,032
9,182 Cadeler A/S ADR (Denmark)* 229,917
133,852 ChargePoint Holdings, Inc.*
(b)
224,871
9,719 CS Wind Corp. (South Korea) 370,635
5,810 Daihen Corp. (Japan) 309,458
58,732 Doosan Enerbility Co. Ltd.
(South Korea)* 882,327
11,874 EHang Holdings Ltd. ADR
(China)*
(b)
201,502
12,040 ExlService Holdings, Inc.* 359,514
34,683 FANUC Corp. (Japan) 970,890
8,016 General Electric Co. 1,323,762
402,864 Goldwind Science & Technology
Co. Ltd., Class H (China) 186,412
304,188 Grab Holdings Ltd., Class A
(Singapore)* 1,116,370
12,292 Kawasaki Heavy Industries Ltd.
(Japan) 466,978
8,504 Korea Aerospace Industries Ltd.
(South Korea) 318,159
24,429 Kratos Defense & Security
Solutions, Inc.* 531,087
3,828 Leidos Holdings, Inc. 562,907
2,845 LG Energy Solution Ltd. (South
Korea)* 680,145
4,044 LIG Nex1 Co. Ltd. (South Korea) 467,913
6,207 Liquidity Services, Inc.* 121,719
1,960 Lockheed Martin Corp. 921,866
22,378 Lyft, Inc., Class A* 349,321
8,851 MDA Space Ltd.* 76,488
12,537 MEITEC Group Holdings, Inc.
(Japan) 249,152
39,413 Mitsubishi Electric Corp. (Japan) 684,702
3,785 Moog, Inc., Class A 641,293
13,830 Nabtesco Corp. (Japan) 226,488
21,175 NIDEC Corp. (Japan) 1,056,830
434,106 Nikola Corp.* 222,219
34,272 Nordex SE (Germany)*
(b)
536,506
4,176 Parsons Corp.* 318,002
8,586 Proto Labs, Inc.* 265,909
3,408 Rainbow Robotics (South
Korea)* 390,140
6,308 RB Global, Inc. (Canada) 458,466
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
7,222 Shibaura Machine Co. Ltd.
(Japan) $ 159,932
41,225 Siemens Energy AG (Germany)* 1,110,792
9,731 SS&C Technologies Holdings,
Inc. 603,809
31,522 Stratasys Ltd.* 272,981
22,305 Sunrun, Inc.* 322,530
9,521 Symbotic, Inc.* 376,746
11,981 TELUS International CDA, Inc.
(Philippines)* 68,651
8,236 Textron, Inc. 721,556
3,652 Thales SA (France) 660,703
16,808 Uber Technologies, Inc.* 1,085,125
2,962 Verisk Analytics, Inc. 748,734
16,927 Xometry, Inc., Class A* 259,660
14,834 Yaskawa Electric Corp. (Japan) 565,154
26,318,266
Information Technology – 26.6%
14,109 ACI Worldwide, Inc.* 508,065
3,049 Adobe, Inc.* 1,356,073
18,033 Advanced Micro Devices, Inc.* 3,009,708
5,532 Akamai Technologies, Inc.* 510,272
4,893 Alarm.com Holdings, Inc.* 320,051
13,167 Alkami Technology, Inc.* 361,171
5,193 Altair Engineering, Inc., Class
A* 453,505
14,098 Ambarella, Inc.* 821,349
5,381 Amphenol Corp., Class A 712,283
37,573 Apple, Inc. 7,223,409
3,613 Arista Networks, Inc.* 1,075,409
2,825 ASGN, Inc.* 265,296
140,490 Aurora Innovation, Inc.* 335,771
3,480 Autodesk, Inc.* 701,568
2,909 Belden, Inc. 278,362
113,520 BlackBerry Ltd. (Canada)* 316,721
1,792 Broadcom, Inc. 2,380,762
15,389 C3.ai, Inc., Class A*
(b)
455,053
15,069 Canadian Solar, Inc. (Canada)* 295,955
6,568 Ciena Corp.* 316,381
54,270 Cipher Mining, Inc.* 201,342
33,483 Cisco Systems, Inc. 1,556,959
25,599 Cleanspark, Inc.* 411,376
6,939 Cloudflare, Inc., Class A* 469,701
11,597 Cognex Corp. 527,895
6,813 Coherent Corp.* 388,750
38,021 Converge Technology Solutions
Corp. (Canada) 131,371
15,652 Corning, Inc. 583,194
3,447 Crowdstrike Holdings, Inc.,
Class A* 1,081,220
2,292 CyberArk Software Ltd.* 525,441
33,313 Darktrace PLC (United
Kingdom)* 249,395
25,763 Dassault Systemes (France) 1,036,786
9,965 Digi International, Inc.* 242,747
18,089 Digital Garage, Inc. (Japan) 278,682
6,582 DocuSign, Inc.* 360,299
4,809 Enphase Energy, Inc.* 615,071

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
4,466 Exclusive Networks SA
(France)* $ 99,148
25,960 Extreme Networks, Inc.* 289,454
2,682 F5, Inc.* 453,178
612 Fair Isaac Corp.* 789,437
2,878 First Solar, Inc.* 782,125
17,163 Fortinet, Inc.* 1,018,109
27,209 Gen Digital, Inc. 675,599
2,006 Globant SA* 323,207
44,038 Hewlett Packard Enterprise Co. 777,271
27,593 HP, Inc. 1,007,145
813 HubSpot, Inc.* 496,784
26,477 Hut 8 Corp. (Canada)*
(b)
229,973
45,685 indie Semiconductor, Inc., Class
A (China)* 304,719
28,250 Infineon Technologies AG
(Germany) 1,129,357
30,853 Infinera Corp.* 176,479
14,481 Instructure Holdings, Inc.* 320,754
93,338 Intel Corp. 2,879,477
3,547 InterDigital, Inc. 403,897
6,436 International Business Machines
Corp. 1,073,847
47,271 Iris Energy Ltd. (Australia)* 368,241
15,597 Juniper Networks, Inc. 556,345
18,969 Kainos Group PLC (United
Kingdom) 278,224
2,521 Keyence Corp. (Japan) 1,134,045
5,011 Keysight Technologies, Inc.* 693,923
7,817 Kontron AG (Austria) 184,319
1,911 Macquarie Technology Group
Ltd. (Australia)* 106,451
29,907 Marathon Digital Holdings, Inc.* 583,785
13,528 Marvell Technology, Inc. 930,862
12,439 MaxLinear, Inc.* 221,041
16,944 Microsoft Corp. 7,033,963
460 MicroStrategy, Inc., Class A* 701,265
71,791 Nano Dimension Ltd. ADR
(Israel)* 195,272
10,725 nCino, Inc.* 327,434
27,707 NCR Voyix Corp.* 365,178
5,306 Nemetschek SE (Germany) 481,264
12,744 NetScout Systems, Inc.* 261,762
515,862 Newborn Town, Inc. (China)* 249,908
2,218 Nice Ltd. ADR (Israel)* 407,158
144,185 Nokia OYJ ADR (Finland) 562,321
6,378 Northern Data AG (Germany)*
(b)
167,214
3,341 Novanta, Inc.* 541,777
7,760 NVIDIA Corp. 8,507,521
2,490 NXP Semiconductors NV
(China) 677,529
6,470 Okta, Inc.* 573,760
11,882 Open Text Corp. (Canada) 347,549
9,799 Oracle Corp. 1,148,345
2,198 OSI Systems, Inc.* 315,941
27,174 Pagaya Technologies Ltd., Class
A* 320,925
37,906 Palantir Technologies, Inc., Class
A* 821,802
3,850 Palo Alto Networks, Inc.* 1,135,404
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,907 PTC, Inc.* $ 512,330
8,201 Q2 Holdings, Inc.* 498,785
3,224 Qorvo, Inc.* 317,209
9,024 QUALCOMM, Inc. 1,841,347
5,910 Rapid7, Inc.* 213,587
38,352 Ribbon Communications, Inc.* 120,425
9,229 RingCentral, Inc., Class A* 315,632
44,886 Riot Platforms, Inc.* 437,190
5,444 Salesforce, Inc. 1,276,291
22,747 Seiko Epson Corp. (Japan) 365,787
9,203 Semtech Corp.* 357,905
22,862 SentinelOne, Inc., Class A* 384,767
1,374 ServiceNow, Inc.* 902,622
12,176 Shopify, Inc., Class A (Canada)* 720,210
3,190 Silicon Laboratories, Inc.* 402,482
3,990 Skyworks Solutions, Inc. 369,713
6,334 Snowflake, Inc., Class A* 862,564
66,979 SoundHound AI, Inc., Class A*
(b)
338,244
104,233 Spirent Communications PLC
(United Kingdom) 243,655
8,296 Sprout Social, Inc., Class A* 270,864
13,478 STMicroelectronics NV
(Singapore) 553,884
820 Super Micro Computer, Inc.* 643,298
2,611 Synaptics, Inc.* 244,677
15,405 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 2,326,771
3,779 TD SYNNEX Corp. 494,444
8,304 Tenable Holdings, Inc.* 350,346
10,942 Teradyne, Inc. 1,542,165
112,976 Terawulf, Inc.* 246,288
35,663 TomTom NV (Netherlands)*
(b)
220,486
31,609 UiPath, Inc., Class A* 387,526
124,006 Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H
(China)
(a)
134,731
2,652 Zebra Technologies Corp., Class
A* 828,326
24,605 Zeta Global Holdings Corp.,
Class A* 401,800
4,027 Zscaler, Inc.* 684,429
93,598,661
Real Estate – 0.8%
4,231 American Tower Corp. REIT 828,176
5,575 Digital Realty Trust, Inc. REIT 810,270
1,264 Equinix, Inc. REIT 964,407
2,602,853
Utilities – 1.0%
12,275 Atlantica Sustainable
Infrastructure PLC (Spain) 269,804
20,211 Avangrid, Inc. 727,798
386,897 Beijing Jingneng Clean Energy
Co. Ltd., Class H (China) 102,865
17,101 Boralex, Inc., Class A (Canada)
(b)
433,939
16,179 Brookfield Renewable Corp.,
Class A
(b)
510,286

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Security
Date(s) of
Purchase
Cost
Scilex Holding Co.
01/09/23
$ 116,953
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
22,247 Brookfield Renewable Partners
LP (Canada) $ 620,987
29,336 Central Puerto SA ADR
(Argentina)
(b)
291,600
40,207 Innergex Renewable Energy, Inc.
(Canada) 287,877
47,766 ReNew Energy Global PLC,
Class A (India)* 286,118
3,531,274
TOTAL COMMON STOCKS
(Cost $297,026,439)
347,961,001
a
Exchange-Traded Funds – 0.2%
231,992 Greencoat UK Wind PLC/Funds 416,180
266,314 Renewables Infrastructure Group
Ltd. (The) 339,749
TOTAL EXCHANGE-TRADED FUNDS
(Cost $787,521)
755,929
Units Description Expiration Month Value
aa
Right – 0.0%
Health Care – 0.0%
9,282 AstraZeneca
PLC*
(e)
(Cost $0)
12/28 28,403
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
77,435 5.180% 77,435
(Cost $77,435)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $297,891,395)
348,822,768
a
Securities Lending Reinvestment Vehicle – 1.7%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,923,834 5.227% 5,923,834
(Cost $5,923,834)
TOTAL INVESTMENTS – 101.6%
(Cost $303,815,229)
$ 354,746,602
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.6)%
(5,427,745)
NET ASSETS – 100.0%
$ 349,318,857
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
(d) Restricted securities are not registered under the Securities
Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations
and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $21,565,
which represents approximately 0.0% of net assets as of May
31, 2024. See additional details below:
(e) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Communication Services – 7.1%
49,400 Alphabet, Inc., Class A* $ 8,521,500
41,725 Alphabet, Inc., Class C* 7,258,481
60,161 AT&T, Inc. 1,096,133
845 Charter Communications, Inc.,
Class A* 242,616
33,548 Comcast Corp., Class A 1,342,927
2,727 Electronic Arts, Inc. 362,364
2,482 Fox Corp., Class A 85,455
1,399 Fox Corp., Class B 44,684
4,036 Interpublic Group of Cos., Inc.
(The) 126,609
2,441 Match Group, Inc.* 74,768
3,834 News Corp., Class A 104,247
1,223 News Corp., Class B 34,097
2,075 Omnicom Group, Inc. 192,892
6,046 Paramount Global, Class B 72,008
1,729 Take-Two Interactive Software,
Inc.* 277,263
4,153 T-Mobile US, Inc. 726,609
35,869 Verizon Communications, Inc. 1,476,009
18,433 Walt Disney Co. (The) 1,915,373
23,164 Warner Bros Discovery, Inc.* 190,871
24,144,906
Consumer Discretionary – 9.9%
4,085 Airbnb, Inc., Class A* 592,039
91,251 Amazon.com, Inc.* 16,100,326
2,842 Aptiv PLC* 236,625
2,460 Aramark 79,089
2,408 Bath & Body Works, Inc. 125,072
2,051 Best Buy Co., Inc. 173,966
352 Booking Holdings, Inc. 1,329,275
2,442 BorgWarner, Inc. 87,082
1,664 CarMax, Inc.* 116,913
279 Chipotle Mexican Grill, Inc.* 873,136
313 Choice Hotels International,
Inc.
(a)
35,428
267 Deckers Outdoor Corp.* 292,077
625 Dick's Sporting Goods, Inc. 142,275
5,600 eBay, Inc. 303,632
1,287 Etsy, Inc.* 81,686
1,383 Expedia Group, Inc.* 156,085
39,543 Ford Motor Co. 479,657
2,026 Gap, Inc. (The) 58,673
1,601 Garmin Ltd. 262,324
11,610 General Motors Co. 522,334
320 Grand Canyon Education, Inc.* 45,587
1,583 H&R Block, Inc. 78,580
1,367 Harley-Davidson, Inc. 49,048
1,365 Hasbro, Inc. 81,600
2,509 Hilton Worldwide Holdings, Inc. 503,305
10,081 Home Depot, Inc. (The) 3,375,824
494 Hyatt Hotels Corp., Class A 72,850
1,156 Kohl's Corp. 25,883
3,876 Las Vegas Sands Corp. 174,536
611 Lear Corp. 76,589
5,822 Lowe’s Cos., Inc. 1,288,350
1,122 Lululemon Athletica, Inc.* 350,053
2,804 Macy’s, Inc. 54,622
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
2,459 Marriott International, Inc.,
Class A $ 568,447
3,068 MGM Resorts International* 123,242
11,987 NIKE, Inc., Class B 1,139,364
4,442 Norwegian Cruise Line Holdings
Ltd.* 73,737
3,313 Peloton Interactive, Inc., Class
A* 12,059
1,562 Penn Entertainment, Inc.* 27,335
206 Penske Automotive Group, Inc. 31,333
565 Polaris, Inc. 47,234
645 PVH Corp. 77,406
3,075 QuantumScape Corp.* 18,173
2,458 Royal Caribbean Cruises Ltd.* 362,997
1,541 Service Corp. International 110,428
11,371 Starbucks Corp. 912,182
2,468 Tapestry, Inc. 107,333
11,609 TJX Cos., Inc. (The) 1,196,888
303 TopBuild Corp.* 126,639
1,149 Tractor Supply Co. 327,798
740 Travel + Leisure Co. 32,516
3,674 VF Corp. 48,791
810 Victoria's Secret & Co.* 18,460
874 Wayfair, Inc., Class A* 51,994
561 Whirlpool Corp. 52,190
680 Williams-Sonoma, Inc. 199,390
853 Wyndham Hotels & Resorts, Inc. 60,358
914 YETI Holdings, Inc.* 37,236
33,988,051
Consumer Staples – 6.1%
5,177 Archer-Daniels-Midland Co. 323,252
1,402 Bunge Global SA 150,841
1,949 Campbell Soup Co. 86,497
1,198 Clorox Co. (The) 157,609
37,778 Coca-Cola Co. (The) 2,377,370
7,959 Colgate-Palmolive Co. 739,869
4,464 Costco Wholesale Corp. 3,615,349
2,418 Estee Lauder Cos., Inc. (The),
Class A 298,284
5,637 General Mills, Inc. 387,544
1,453 Hershey Co. (The) 287,447
2,949 Hormel Foods Corp. 91,360
681 Ingredion, Inc. 80,072
2,654 Kellanova 160,142
9,241 Keurig Dr Pepper, Inc. 316,504
3,267 Kimberly-Clark Corp. 435,491
2,560 McCormick & Co., Inc. 184,883
1,775 Molson Coors Beverage Co.,
Class B 97,288
13,189 Mondelez International, Inc.,
Class A 903,842
13,362 PepsiCo, Inc. 2,310,290
22,835 Procter & Gamble Co. (The) 3,757,271
4,921 Sysco Corp. 358,347
4,635 Target Corp. 723,802
2,846 Tyson Foods, Inc., Class A 162,934
2,204 US Foods Holding Corp.* 116,437
7,311 Walgreens Boots Alliance, Inc. 118,584

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
43,162 Walmart, Inc. $ 2,838,333
21,079,642
Energy – 3.9%
2,961 APA Corp. 90,399
9,186 Baker Hughes Co. 307,547
2,173 Cheniere Energy, Inc. 342,878
15,612 Chevron Corp. 2,533,828
10,870 ConocoPhillips 1,266,138
5,812 Devon Energy Corp. 285,253
41,288 Exxon Mobil Corp. 4,841,431
8,147 Halliburton Co. 298,995
2,520 Hess Corp. 388,332
1,312 HF Sinclair Corp. 72,462
17,787 Kinder Morgan, Inc. 346,669
3,330 Marathon Petroleum Corp. 588,111
6,233 Occidental Petroleum Corp. 389,562
5,276 ONEOK, Inc. 427,356
2,241 Range Resources Corp. 82,715
3,079 Valero Energy Corp. 483,834
11,045 Williams Cos., Inc. (The) 458,478
13,203,988
Financials – 13.7%
2,159 Affirm Holdings, Inc.* 63,194
6,422 Aflac, Inc. 577,145
2,882 Allstate Corp. (The) 482,793
2,959 Ally Financial, Inc. 115,312
5,568 American Express Co. 1,336,320
7,747 American International Group,
Inc. 610,619
1,117 Ameriprise Financial, Inc. 487,693
2,157 Aon PLC, Class A 607,497
3,913 Arch Capital Group Ltd.* 401,591
580 Assurant, Inc. 100,613
611 Assured Guaranty Ltd. 47,487
845 Axis Capital Holdings Ltd. 62,429
75,767 Bank of America Corp. 3,029,922
8,381 Bank of New York Mellon Corp.
(The) 499,591
1,618 BlackRock, Inc. 1,249,145
4,982 Blue Owl Capital, Inc. 89,626
705 Brighthouse Financial, Inc.* 31,380
3,638 Capital One Financial Corp. 500,698
1,154 Cboe Global Markets, Inc. 199,630
16,136 Charles Schwab Corp. (The) 1,182,446
20,820 Citigroup, Inc. 1,297,294
3,909 CME Group, Inc. 793,449
2,264 Columbia Banking System, Inc. 43,650
1,450 Comerica, Inc. 74,298
2,714 Discover Financial Services 332,899
3,761 Equitable Holdings, Inc. 156,044
7,461 Fifth Third Bancorp 279,191
6,046 First Horizon Corp. 95,769
5,738 Fiserv, Inc.* 859,323
3,472 Goldman Sachs Group, Inc.
(The)
(b)
1,585,038
386 Hanover Insurance Group, Inc.
(The) 50,925
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
3,333 Hartford Financial Services
Group, Inc. (The) $ 344,799
16,022 Huntington Bancshares, Inc. 223,026
6,215 Intercontinental Exchange, Inc. 832,189
3,949 Invesco Ltd. 62,039
31,891 JPMorgan Chase & Co. 6,462,073
10,206 KeyCorp 146,660
1,194 Lazard, Inc. 48,035
1,861 Lincoln National Corp. 61,394
848 LPL Financial Holdings, Inc. 242,706
1,799 M&T Bank Corp. 272,728
405 MarketAxess Holdings, Inc. 80,567
5,434 Marsh & McLennan Cos., Inc. 1,127,990
8,033 Mastercard, Inc., Class A 3,591,313
6,894 MetLife, Inc. 498,919
3,120 MGIC Investment Corp. 65,520
1,742 Moody's Corp. 691,557
12,865 Morgan Stanley 1,258,712
835 MSCI, Inc. 413,475
3,762 Nasdaq, Inc. 222,071
10,540 PayPal Holdings, Inc.* 663,915
817 Pinnacle Financial Partners, Inc. 64,960
4,382 PNC Financial Services Group,
Inc. (The) 689,683
2,659 Principal Financial Group, Inc. 218,144
6,419 Progressive Corp. (The) 1,355,564
4,034 Prudential Financial, Inc. 485,492
10,238 Regions Financial Corp. 198,105
734 Reinsurance Group of America,
Inc. 153,993
1,368 Rocket Cos., Inc., Class A* 19,015
3,493 S&P Global, Inc. 1,493,292
2,447 SLM Corp. 52,513
10,148 SoFi Technologies, Inc.* 70,021
3,353 State Street Corp. 253,453
4,106 Synchrony Financial 179,843
1,567 Synovus Financial Corp. 62,194
1,270 Tradeweb Markets, Inc., Class A 138,443
2,529 Travelers Cos., Inc. (The) 545,505
14,581 Truist Financial Corp. 550,433
2,157 Unum Group 116,176
16,851 US Bancorp 683,308
15,505 Visa, Inc., Class A 4,224,492
1,065 Voya Financial, Inc. 80,748
3,686 Western Union Co. (The) 47,181
1,126 Willis Towers Watson PLC 287,457
46,522,714
Health Care – 12.0%
14,648 Abbott Laboratories 1,496,879
14,944 AbbVie, Inc. 2,409,571
2,482 Agilent Technologies, Inc. 323,678
1,031 Alnylam Pharmaceuticals, Inc.* 153,031
4,532 Amgen, Inc. 1,386,112
5,738 Avantor, Inc.* 138,171
4,234 Baxter International, Inc. 144,337
2,464 Becton Dickinson & Co. 571,574
1,202 Biogen, Inc.* 270,378
12,448 Boston Scientific Corp.* 940,695
17,329 Bristol-Myers Squibb Co. 712,049

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
2,097 Cardinal Health, Inc. $ 208,169
1,566 Cencora, Inc. 354,809
4,551 Centene Corp.* 325,806
2,457 Cigna Group (The) 846,731
12,421 CVS Health Corp. 740,292
5,616 Danaher Corp. 1,442,189
448 DaVita, Inc.* 65,910
1,766 DENTSPLY SIRONA, Inc. 49,466
3,250 Dexcom, Inc.* 386,002
5,051 Edwards Lifesciences Corp.* 438,881
2,023 Elevance Health, Inc. 1,089,345
7,203 Eli Lilly & Co. 5,908,909
1,391 Envista Holdings Corp.* 26,930
2,673 Exelixis, Inc.* 57,977
10,509 Gilead Sciences, Inc. 675,413
1,720 HCA Healthcare, Inc. 584,370
1,108 Henry Schein, Inc.* 76,829
2,049 Hologic, Inc.* 151,175
1,041 Humana, Inc. 372,803
700 IDEXX Laboratories, Inc.* 347,865
1,330 Illumina, Inc.* 138,692
1,545 Incyte Corp.* 89,286
245 Inspire Medical Systems, Inc.* 38,903
2,980 Intuitive Surgical, Inc.* 1,198,318
1,547 IQVIA Holdings, Inc.* 338,932
746 Labcorp Holdings, Inc. 145,403
1,315 McKesson Corp. 749,011
11,159 Medtronic PLC 908,008
21,674 Merck & Co., Inc. 2,720,954
2,803 Moderna, Inc.* 399,568
2,172 Organon & Co. 46,329
47,831 Pfizer, Inc. 1,370,836
1,007 Premier, Inc., Class A 19,052
953 Quest Diagnostics, Inc. 135,297
880 Regeneron Pharmaceuticals,
Inc.* 862,541
458 Repligen Corp.* 68,283
1,211 ResMed, Inc. 249,866
1,320 Solventum Corp.* 78,329
2,996 Stryker Corp. 1,021,906
400 Teleflex, Inc. 83,628
3,266 Thermo Fisher Scientific, Inc. 1,855,023
567 Ultragenyx Pharmaceutical, Inc.* 22,759
7,911 UnitedHealth Group, Inc. 3,918,872
2,159 Vertex Pharmaceuticals, Inc.* 983,079
578 Waters Corp.* 178,544
1,759 Zimmer Biomet Holdings, Inc. 202,549
3,939 Zoetis, Inc. 667,897
41,188,211
Industrials – 8.9%
5,278 3M Co. 528,539
316 Acuity Brands, Inc. 82,037
1,300 AECOM 113,542
601 AGCO Corp. 64,505
1,318 Alaska Air Group, Inc.* 55,382
6,785 American Airlines Group, Inc.* 78,027
2,207 AMETEK, Inc. 374,263
443 Armstrong World Industries, Inc. 51,299
3,970 Automatic Data Processing, Inc. 972,332
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
212 Avis Budget Group, Inc. $ 24,111
1,308 AZEK Co., Inc. (The)* 62,732
5,473 Boeing Co. (The)* 972,060
1,289 Booz Allen Hamilton Holding
Corp. 196,199
1,294 Broadridge Financial Solutions,
Inc. 259,796
1,139 C.H. Robinson Worldwide, Inc. 98,375
463 Carlisle Cos., Inc. 193,668
7,994 Carrier Global Corp. 505,141
4,960 Caterpillar, Inc. 1,679,059
9,335 CNH Industrial NV 98,578
8,643 Copart, Inc.* 458,598
18,941 CSX Corp. 639,259
1,402 Cummins, Inc. 394,985
1,261 Dayforce, Inc.* 62,369
2,544 Deere & Co. 953,389
6,728 Delta Air Lines, Inc. 343,263
3,823 Eaton Corp. PLC 1,272,486
5,478 Emerson Electric Co. 614,412
2,226 FedEx Corp. 565,315
3,493 Fortive Corp. 260,019
1,234 Fortune Brands Innovations, Inc. 86,454
335 FTI Consulting, Inc.* 71,958
2,602 GE Vernova, Inc.* 457,692
10,537 General Electric Co. 1,740,080
6,392 Honeywell International, Inc. 1,292,398
750 IDEX Corp. 156,480
4,006 Ingersoll Rand, Inc. 372,758
793 ITT, Inc. 105,374
1,256 Jacobs Solutions, Inc. 175,011
6,572 Johnson Controls International
PLC 472,592
1,153 KBR, Inc. 75,706
1,815 L3Harris Technologies, Inc. 408,066
1,161 Leidos Holdings, Inc. 170,725
323 Lennox International, Inc. 162,340
2,126 Lockheed Martin Corp. 999,943
2,156 Masco Corp. 150,748
1,979 MDU Resources Group, Inc. 49,950
499 Mercury Systems, Inc.* 15,444
549 Nordson Corp. 128,861
1,373 Northrop Grumman Corp. 618,907
1,619 nVent Electric PLC 131,754
639 Oshkosh Corp. 72,673
3,966 Otis Worldwide Corp. 393,427
895 Owens Corning 162,058
1,573 Pentair PLC 128,011
1,378 Quanta Services, Inc. 380,245
1,103 Rockwell Automation, Inc. 284,056
13,805 RTX Corp. 1,488,317
531 Schneider National, Inc., Class B 11,937
1,446 Sensata Technologies Holding
PLC 59,749
459 SiteOne Landscape Supply, Inc.* 71,062
6,211 Southwest Airlines Co. 166,703
1,021 Spirit AeroSystems Holdings,
Inc., Class A* 30,957
1,512 Stanley Black & Decker, Inc. 131,801
1,951 Textron, Inc. 170,927

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
601 Timken Co. (The) $ 52,221
2,185 Trane Technologies PLC 715,500
1,906 TransUnion 137,079
19,837 Uber Technologies, Inc.* 1,280,677
5,852 Union Pacific Corp. 1,362,463
3,418 United Airlines Holdings, Inc.* 181,120
6,953 United Parcel Service, Inc.,
Class B 965,980
648 United Rentals, Inc. 433,778
1,402 Verisk Analytics, Inc. 354,398
4,326 Waste Management, Inc. 911,618
1,711 Westinghouse Air Brake
Technologies Corp. 289,553
2,336 Xylem, Inc. 329,423
30,382,714
Information Technology – 30.9%
6,141 Accenture PLC, Class A 1,733,543
3,736 Adobe, Inc.* 1,661,623
13,262 Advanced Micro Devices, Inc.* 2,213,428
1,312 Akamai Technologies, Inc.* 121,019
4,119 Analog Devices, Inc. 965,864
743 ANSYS, Inc.* 235,865
121,237 Apple, Inc. 23,307,813
6,925 Applied Materials, Inc. 1,489,429
1,776 Autodesk, Inc.* 358,042
3,584 Broadcom, Inc. 4,761,523
2,237 Cadence Design Systems, Inc.* 640,475
1,245 Ciena Corp.* 59,972
460 Cirrus Logic, Inc.* 52,762
34,563 Cisco Systems, Inc. 1,607,180
2,457 Cloudflare, Inc., Class A* 166,314
4,201 Cognizant Technology Solutions
Corp., Class A 277,896
6,492 Corning, Inc. 241,892
1,722 DocuSign, Inc.* 94,262
1,203 DoubleVerify Holdings, Inc.* 21,895
2,204 Dropbox, Inc., Class A* 49,656
651 Elastic NV* 67,737
517 F5, Inc.* 87,357
1,012 First Solar, Inc.* 275,021
5,599 Fortinet, Inc.* 332,133
646 Gartner, Inc.* 271,107
4,734 Gen Digital, Inc. 117,545
768 Gitlab, Inc., Class A* 36,242
1,314 GoDaddy, Inc., Class A* 183,474
714 Guidewire Software, Inc.* 81,339
10,998 Hewlett Packard Enterprise Co. 194,115
7,347 HP, Inc. 268,166
34,912 Intel Corp. 1,077,035
7,518 International Business Machines
Corp. 1,254,378
2,262 Intuit, Inc. 1,303,907
2,672 Juniper Networks, Inc. 95,310
1,748 Keysight Technologies, Inc.* 242,063
1,089 Lam Research Corp. 1,015,427
561 Lumentum Holdings, Inc.* 24,404
7,292 Marvell Technology, Inc. 501,763
9,041 Micron Technology, Inc. 1,130,125
61,868 Microsoft Corp. 25,683,263
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
562 MongoDB, Inc.* $ 132,666
380 Monolithic Power Systems, Inc. 279,539
1,790 NetApp, Inc. 215,570
2,126 Nutanix, Inc., Class A* 117,600
19,753 NVIDIA Corp. 21,655,806
1,288 Okta, Inc.* 114,220
3,671 ON Semiconductor Corp.* 268,130
2,534 Palo Alto Networks, Inc.* 747,302
351 Pegasystems, Inc. 20,168
9,230 QUALCOMM, Inc. 1,883,382
7,745 Salesforce, Inc. 1,815,738
1,686 ServiceNow, Inc.* 1,107,584
1,078 Smartsheet, Inc., Class A* 39,886
1,256 Synopsys, Inc.* 704,365
847 Teradata Corp.* 27,621
1,326 Teradyne, Inc. 186,886
7,512 Texas Instruments, Inc. 1,464,915
358 Tyler Technologies, Inc.* 171,969
1,493 Vontier Corp. 59,690
2,715 Western Digital Corp.* 204,412
1,693 Workday, Inc., Class A* 357,985
513 Zebra Technologies Corp., Class
A* 160,230
2,137 Zoom Video Communications,
Inc., Class A* 131,084
744 Zscaler, Inc.* 126,450
106,295,562
Materials – 2.5%
2,140 Air Products and Chemicals, Inc. 570,738
1,134 Albemarle Corp. 139,017
1,717 Alcoa Corp. 76,012
640 AptarGroup, Inc. 94,522
3,040 Ball Corp. 211,067
1,144 Berry Global Group, Inc. 68,503
953 Celanese Corp. 144,894
1,893 CF Industries Holdings, Inc. 150,929
4,881 Cleveland-Cliffs, Inc.* 84,344
6,847 Dow, Inc. 394,593
4,406 DuPont de Nemours, Inc. 361,997
1,147 Eastman Chemical Co. 116,225
2,412 Ecolab, Inc. 560,066
1,205 FMC Corp. 73,445
14,265 Freeport-McMoRan, Inc. 752,193
2,920 Graphic Packaging Holding Co. 82,694
2,470 International Flavors &
Fragrances, Inc. 237,565
4,818 Linde PLC 2,098,335
617 Louisiana-Pacific Corp. 56,566
2,499 LyondellBasell Industries NV,
Class A 248,451
607 Martin Marietta Materials, Inc. 347,252
3,195 Mosaic Co. (The) 98,821
11,190 Newmont Corp. 469,309
2,253 PPG Industries, Inc. 296,067
2,282 Sherwin-Williams Co. (The) 693,272
938 Sonoco Products Co. 57,565
1,972 SSR Mining, Inc. (Canada) 10,530
2,509 Westrock Co. 134,583
8,629,555

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – 2.4%
6,084 American Tower Corp. REIT $ 1,190,882
2,192 Apartment Income REIT Corp.
REIT 84,940
1,852 AvalonBay Communities, Inc.
REIT 356,843
2,049 Boston Properties, Inc. REIT 124,313
3,968 CBRE Group, Inc., Class A* 349,462
5,281 CoStar Group, Inc.* 412,816
5,653 Crown Castle, Inc. REIT 579,432
3,945 Digital Realty Trust, Inc. REIT 573,366
1,219 Equinix, Inc. REIT 930,073
4,872 Equity Residential REIT 316,826
833 Essex Property Trust, Inc. REIT 216,405
3,782 Iron Mountain, Inc. REIT 305,170
619 Jones Lang LaSalle, Inc.* 125,081
7,902 Kimco Realty Corp. REIT 152,983
11,924 Prologis, Inc. REIT 1,317,483
1,402 SBA Communications Corp.
REIT 275,745
4,284 UDR, Inc. REIT 165,448
5,218 Ventas, Inc. REIT 262,257
9,566 Weyerhaeuser Co. REIT 287,267
713 Zillow Group, Inc., Class A* 28,627
2,017 Zillow Group, Inc., Class C* 82,596
8,138,015
Utilities – 2.5%
7,101 AES Corp. (The) 153,311
2,785 Ameren Corp. 204,335
5,479 American Electric Power Co.,
Inc. 494,480
2,073 American Water Works Co., Inc. 271,086
822 Avangrid, Inc. 29,600
6,710 CenterPoint Energy, Inc. 204,722
3,421 Constellation Energy Corp. 743,212
8,891 Dominion Energy, Inc. 479,403
8,201 Duke Energy Corp. 849,377
4,020 Edison International 308,937
2,251 Entergy Corp. 253,215
3,746 Eversource Energy 221,876
10,574 Exelon Corp. 397,054
21,901 NextEra Energy, Inc. 1,752,518
2,420 NRG Energy, Inc. 196,020
1,203 Pinnacle West Capital Corp. 94,869
7,849 PPL Corp. 230,211
5,289 Public Service Enterprise Group,
Inc. 400,695
6,701 Sempra 516,178
3,862 Vistra Corp. 382,647
5,860 Xcel Energy, Inc. 324,937
8,508,683
TOTAL COMMON STOCKS
(Cost $243,826,410)
342,082,041
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
37,251 5.180% $ 37,251
(Cost $37,251)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $243,863,661)
342,119,292
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
34,239 5.227% 34,239
(Cost $34,239)
TOTAL INVESTMENTS – 99.9%
(Cost $243,897,900)
$ 342,153,531
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
321,055
NET ASSETS – 100.0%
$ 342,474,586
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS NORTH AMERICAN PIPELINES & POWER EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.9%
Energy – 83.8%
15,062 Antero Midstream Corp. $ 220,658
687 Cheniere Energy Partners LP 33,093
2,587 Cheniere Energy, Inc. 408,203
8,849 Clean Energy Fuels Corp.* 27,697
396 Delek Logistics Partners LP 15,690
2,059 DT Midstream, Inc. 138,118
9,113 Enbridge, Inc. (Canada) 333,126
14,060 Energy Transfer LP 220,320
16,932 EnLink Midstream LLC* 214,867
12,872 Enterprise Products Partners LP 366,852
24,254 Equitrans Midstream Corp. 346,347
494 Excelerate Energy, Inc., Class A 8,798
7,300 Gibson Energy, Inc. (Canada) 121,992
158 Global Partners LP 7,636
3,265 Hess Midstream LP, Class A 113,459
6,236 Keyera Corp. (Canada) 165,101
17,841 Kinder Morgan, Inc. 347,721
369 Kinetik Holdings, Inc. 15,125
3,619 MPLX LP 147,221
1,720 New Fortress Energy, Inc. 43,602
4,536 NextDecade Corp.* 32,478
1,344 NGL Energy Partners LP* 7,634
5,632 ONEOK, Inc. 456,192
9,335 Pembina Pipeline Corp. (Canada) 346,720
7,460 Plains All American Pipeline LP 126,895
10,470 Plains GP Holdings LP, Class A* 188,565
5,027 Secure Energy Services, Inc.
(Canada) 41,672
494 Sunoco LP 25,194
3,832 Targa Resources Corp. 453,057
8,811 TC Energy Corp. (Canada) 339,732
77,888 Tellurian, Inc.* 40,042
1,493 Western Midstream Partners LP 55,719
8,568 Williams Cos., Inc. (The) 355,658
1,950 World Kinect Corp. 51,363
5,816,547
Utilities – 16.1%
5,010 AES Corp. (The) 108,166
4,782 AltaGas Ltd. (Canada) 107,872
1,953 Atlantica Sustainable
Infrastructure PLC (Spain) 42,927
1,914 Boralex, Inc., Class A (Canada) 48,568
2,268 Brookfield Renewable Corp.,
Class A 71,533
3,010 Brookfield Renewable Partners
LP (Canada) 84,019
2,605 Clearway Energy, Inc., Class C 72,940
2,663 Innergex Renewable Energy, Inc.
(Canada) 19,067
1,190 New Jersey Resources Corp. 51,717
3,402 NextEra Energy Partners LP 114,681
4,850 Northland Power, Inc. (Canada) 82,900
1,136 Ormat Technologies, Inc. 85,654
325 Suburban Propane Partners LP 6,607
10,164 Superior Plus Corp. (Canada) 70,089
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
6,073 UGI Corp. $ 154,619
1,121,359
TOTAL INVESTMENTS – 99.9%
(Cost $6,367,323)
$ 6,937,906
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
7,019
NET ASSETS – 100.0%
$ 6,944,925
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.8%
Communication Services – 0.7%
1,488 Nexstar Media Group, Inc. $ 246,547
Consumer Discretionary – 16.2%
2,090 Academy Sports & Outdoors,
Inc. 120,572
6,725 Adient PLC* 189,914
3,253 Boot Barn Holdings, Inc.* 386,879
6,175 Boyd Gaming Corp. 329,251
5,347 Cava Group, Inc.* 494,865
3,749 Crocs, Inc.* 583,494
1,240 Installed Building Products, Inc. 262,682
1,873 M/I Homes, Inc.* 233,975
3,997 Meritage Homes Corp. 704,871
2,343 Ollie's Bargain Outlet Holdings,
Inc.* 193,133
3,364 Shake Shack, Inc., Class A* 319,210
3,501 Texas Roadhouse, Inc. 604,518
7,055 United Parks & Resorts, Inc.* 368,906
1,598 Wingstop, Inc. 589,103
5,381,373
Consumer Staples – 1.7%
6,698 Simply Good Foods Co. (The)* 257,806
16,401 Utz Brands, Inc. 304,075
561,881
Energy – 6.8%
2,350 Chord Energy Corp. 435,713
6,780 Matador Resources Co. 430,191
4,934 Noble Corp. PLC 229,234
12,845 Patterson-UTI Energy, Inc. 141,552
28,748 Permian Resources Corp. 471,180
10,694 SM Energy Co. 539,298
2,247,168
Financials – 14.8%
7,083 Ameris Bancorp 353,796
5,622 Banner Corp. 263,278
7,278 First Merchants Corp. 240,538
1,488 FirstCash Holdings, Inc. 175,465
6,587 Glacier Bancorp, Inc. 246,222
2,151 Hamilton Lane, Inc., Class A 269,929
4,907 Mr Cooper Group, Inc.* 409,244
13,175 NMI Holdings, Inc., Class A* 437,147
9,151 Pacific Premier Bancorp, Inc. 203,518
2,756 PennyMac Financial Services,
Inc. 249,831
22,629 Perella Weinberg Partners 349,392
2,563 Pinnacle Financial Partners, Inc. 203,784
2,013 Piper Sandler Cos. 426,313
2,316 PJT Partners, Inc., Class A 247,048
1,598 RLI Corp. 233,276
10,556 Skyward Specialty Insurance
Group, Inc.* 393,950
2,591 Stifel Financial Corp. 209,741
4,912,472
Health Care – 10.9%
4,934 Acadia Healthcare Co., Inc.* 339,903
8,021 Alkermes PLC* 187,691
3,529 Catalent, Inc.* 189,825
11,689 Dynavax Technologies Corp.* 140,151
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
5,550 Evolent Health, Inc., Class A* $ 117,605
7,498 Fortrea Holdings, Inc.* 190,374
9,701 Halozyme Therapeutics, Inc.* 429,657
5,595 Immunovant, Inc.* 142,057
2,041 Integer Holdings Corp.* 247,451
1,626 iRhythm Technologies, Inc.* 143,430
1,048 Medpace Holdings, Inc.* 404,884
4,907 Merit Medical Systems, Inc.* 398,203
15,821 NeoGenomics, Inc.* 216,906
7,635 Surgery Partners, Inc.* 210,726
2,041 TransMedics Group, Inc.* 278,393
3,637,256
Industrials – 21.4%
5,457 Arcosa, Inc. 479,725
11,522 Core & Main, Inc., Class A* 663,206
3,224 Crane Co. 480,634
8,738 Federal Signal Corp. 804,071
26,682 Gates Industrial Corp. PLC* 464,800
2,343 Herc Holdings, Inc. 339,899
2,784 ICF International, Inc. 397,416
10,556 Kratos Defense & Security
Solutions, Inc.* 229,487
2,564 Loar Holdings, Inc.* 146,071
3,611 Moog, Inc., Class A 611,812
2,508 MYR Group, Inc.* 388,891
883 Saia, Inc.* 361,571
5,899 SPX Technologies, Inc.* 822,439
2,481 Standex International Corp. 417,329
2,508 Watts Water Technologies, Inc.,
Class A 499,418
7,106,769
Information Technology – 17.4%
7,415 Alkami Technology, Inc.* 203,393
10,722 Allegro MicroSystems, Inc.
(Japan)* 323,161
3,474 ASGN, Inc.* 326,243
1,487 Astera Labs, Inc.*
(a)
95,971
3,556 Axcelis Technologies, Inc.* 400,014
2,481 Badger Meter, Inc. 478,734
9,951 Clearwater Analytics Holdings,
Inc., Class A* 188,870
6,945 Cohu, Inc.* 223,907
1,598 CyberArk Software Ltd.* 366,341
6,230 DigitalOcean Holdings, Inc.* 230,821
1,986 Impinj, Inc.* 325,049
14,264 Instructure Holdings, Inc.* 315,948
5,375 MACOM Technology Solutions
Holdings, Inc.* 543,627
3,364 Onto Innovation, Inc.* 728,979
2,151 SPS Commerce, Inc.* 404,582
9,041 Tenable Holdings, Inc.* 381,440
7,222 Vertex, Inc., Class A* 238,687
5,775,767
Materials – 5.5%
3,391 Ashland, Inc. 339,676
6,670 ATI, Inc.* 409,138
8,876 Avient Corp. 396,580
18,219 Constellium SE* 394,806

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
9,729 Graphic Packaging Holding Co. $ 275,525
1,815,725
Real Estate – 2.7%
25,552 RLJ Lodging Trust REIT 255,009
21,251 SITE Centers Corp. REIT 306,440
6,147 Terreno Realty Corp. REIT 347,797
909,246
Utilities – 0.7%
3,804 ONE Gas, Inc. 234,440
TOTAL COMMON STOCKS
(Cost $29,255,876)
32,828,644
Shares Dividend Rate Value
aa
Investment Company – 1.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
384,476 5.180% 384,476
(Cost $384,476)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $29,640,352)
33,213,120
a
Securities Lending Reinvestment Vehicle – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
89,378 5.227% 89,378
(Cost $89,378)
TOTAL INVESTMENTS – 100.3%
(Cost $29,729,730)
$ 33,302,498
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(87,932)
NET ASSETS – 100.0%
$ 33,214,566
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS DEFENSIVE EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 88.9%
Communication Services – 6.3%
1,537 Alphabet, Inc., Class A* $ 265,133
749 Comcast Corp., Class A 29,983
80 Electronic Arts, Inc. 10,630
120 Live Nation Entertainment, Inc.* 11,249
73 Netflix, Inc.* 46,838
356 Pinterest, Inc., Class A* 14,770
36 Spotify Technology SA* 10,684
127 T-Mobile US, Inc. 22,220
992 Verizon Communications, Inc. 40,821
290 Warner Music Group Corp.,
Class A 8,636
460,964
Consumer Discretionary – 7.7%
98 Airbnb, Inc., Class A* 14,203
5 AutoZone, Inc.* 13,850
96 Best Buy Co., Inc. 8,143
7 Booking Holdings, Inc. 26,434
10 Chipotle Mexican Grill, Inc.* 31,295
101 Darden Restaurants, Inc. 15,189
13 Deckers Outdoor Corp.* 14,221
25 Domino's Pizza, Inc. 12,714
80 DoorDash, Inc., Class A* 8,809
113 Etsy, Inc.* 7,172
75 Garmin Ltd. 12,289
227 Gentex Corp. 7,945
110 Genuine Parts Co. 15,855
68 Hilton Worldwide Holdings, Inc. 13,641
191 Home Depot, Inc. (The) 63,960
255 Levi Strauss & Co., Class A 6,123
124 Lowe’s Cos., Inc. 27,440
72 Marriott International, Inc.,
Class A 16,644
349 Mattel, Inc.* 6,209
156 McDonald's Corp. 40,387
9 MercadoLibre, Inc. (Brazil)* 15,530
309 NIKE, Inc., Class B 29,370
1 NVR, Inc.* 7,681
21 O'Reilly Automotive, Inc.* 20,228
23 Pool Corp. 8,362
125 Ross Stores, Inc. 17,470
86 Skechers USA, Inc., Class A* 6,142
273 Starbucks Corp. 21,900
59 Texas Roadhouse, Inc. 10,188
347 TJX Cos., Inc. (The) 35,776
44 Vail Resorts, Inc. 8,304
69 Wynn Resorts Ltd. 6,547
107 Yum! Brands, Inc. 14,705
564,726
Consumer Staples – 7.3%
88 Clorox Co. (The) 11,577
694 Coca-Cola Co. (The) 43,673
302 Colgate-Palmolive Co. 28,074
77 Constellation Brands, Inc., Class
A 19,268
72 Costco Wholesale Corp. 58,312
106 Estee Lauder Cos., Inc. (The),
Class A 13,076
343 General Mills, Inc. 23,581
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
70 Ingredion, Inc. $ 8,231
162 Kellanova 9,775
516 Kenvue, Inc. 9,959
391 Keurig Dr Pepper, Inc. 13,392
173 Kimberly-Clark Corp. 23,061
230 Kroger Co. (The) 12,045
71 Lamb Weston Holdings, Inc. 6,269
257 McCormick & Co., Inc. 18,561
265 Mondelez International, Inc.,
Class A 18,160
182 Monster Beverage Corp.* 9,449
283 PepsiCo, Inc. 48,931
398 Procter & Gamble Co. (The) 65,487
270 Sysco Corp. 19,661
100 Target Corp. 15,616
133 Tyson Foods, Inc., Class A 7,614
838 Walmart, Inc. 55,107
538,879
Energy – 2.5%
85 Cheniere Energy, Inc. 13,412
653 Exxon Mobil Corp. 76,571
519 Kinder Morgan, Inc. 10,115
378 Occidental Petroleum Corp. 23,625
101 Phillips 66 14,353
331 Schlumberger NV 15,190
128 Targa Resources Corp. 15,133
310 Williams Cos., Inc. (The) 12,868
181,267
Financials – 10.1%
31 Ameriprise Financial, Inc. 13,535
85 Aon PLC, Class A 23,939
63 Arthur J Gallagher & Co. 15,960
240 Bank of New York Mellon Corp.
(The) 14,306
197 Berkshire Hathaway, Inc., Class
B* 81,637
33 BlackRock, Inc. 25,477
191 Blackstone, Inc. 23,016
51 Cboe Global Markets, Inc. 8,823
101 Cincinnati Financial Corp. 11,876
100 CME Group, Inc. 20,298
48 Corpay, Inc.* 12,848
37 FactSet Research Systems, Inc. 14,958
178 Fiserv, Inc.* 26,657
709 Huntington Bancshares, Inc. 9,869
173 Intercontinental Exchange, Inc. 23,165
70 Jack Henry & Associates, Inc. 11,528
159 Marsh & McLennan Cos., Inc. 33,005
147 Mastercard, Inc., Class A 65,719
53 Moody's Corp. 21,040
36 Morningstar, Inc. 10,377
40 MSCI, Inc. 19,807
92 PNC Financial Services Group,
Inc. (The) 14,480
182 Principal Financial Group, Inc. 14,931
118 Progressive Corp. (The) 24,919
54 RLI Corp. 7,883
55 S&P Global, Inc. 23,513

GOLDMAN SACHS DEFENSIVE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
216 SEI Investments Co. $ 14,625
95 T. Rowe Price Group, Inc. 11,194
100 Tradeweb Markets, Inc., Class A 10,901
90 Travelers Cos., Inc. (The) 19,413
292 Visa, Inc., Class A 79,558
118 W R Berkley Corp. 9,562
52 Willis Towers Watson PLC 13,275
732,094
Health Care – 10.9%
418 Abbott Laboratories 42,715
277 AbbVie, Inc. 44,663
70 Agilent Technologies, Inc. 9,129
32 Align Technology, Inc.* 8,231
283 Avantor, Inc.* 6,815
83 Becton Dickinson & Co. 19,253
288 Boston Scientific Corp.* 21,764
48 Cencora, Inc. 10,875
14 Chemed Corp. 7,761
157 Danaher Corp. 40,318
158 Dexcom, Inc.* 18,766
149 Edwards Lifesciences Corp.* 12,947
50 Elevance Health, Inc. 26,924
48 HCA Healthcare, Inc. 16,308
201 Hologic, Inc.* 14,830
35 IDEXX Laboratories, Inc.* 17,393
60 Intuitive Surgical, Inc.* 24,127
85 IQVIA Holdings, Inc.* 18,623
452 Johnson & Johnson 66,295
57 Masimo Corp.* 7,096
31 McKesson Corp. 17,657
232 Medtronic PLC 18,878
397 Merck & Co., Inc. 49,839
6 Mettler-Toledo International,
Inc.* 8,425
95 Moderna, Inc.* 13,542
1,013 Pfizer, Inc. 29,033
41 ResMed, Inc. 8,460
79 Revvity, Inc. 8,632
81 Stryker Corp. 27,628
69 Thermo Fisher Scientific, Inc. 39,191
135 UnitedHealth Group, Inc. 66,875
77 Veeva Systems, Inc., Class A* 13,417
63 Vertex Pharmaceuticals, Inc.* 28,686
44 West Pharmaceutical Services,
Inc. 14,582
89 Zoetis, Inc. 15,091
794,769
Industrials – 12.6%
124 3M Co. 12,417
142 A O Smith Corp. 11,877
131 AECOM 11,442
70 AMETEK, Inc. 11,871
125 Automatic Data Processing, Inc. 30,615
81 Booz Allen Hamilton Holding
Corp. 12,329
106 Broadridge Financial Solutions,
Inc. 21,282
120 BWX Technologies, Inc. 11,056
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
108 C.H. Robinson Worldwide, Inc. $ 9,328
28 Carlisle Cos., Inc. 11,712
203 Carrier Global Corp. 12,828
81 Caterpillar, Inc. 27,420
42 Cintas Corp. 28,475
602 CSX Corp. 20,317
21 Curtiss-Wright Corp. 5,939
37 EMCOR Group, Inc. 14,380
217 Emerson Electric Co. 24,339
52 Equifax, Inc. 12,032
63 Expeditors International of
Washington, Inc. 7,617
388 Fastenal Co. 25,600
84 Ferguson PLC 17,282
253 Fortive Corp. 18,833
50 FTI Consulting, Inc.* 10,740
90 General Dynamics Corp. 26,979
141 Graco, Inc. 11,386
173 Honeywell International, Inc. 34,979
66 IDEX Corp. 13,770
93 Illinois Tool Works, Inc. 22,576
121 Ingersoll Rand, Inc. 11,259
56 ITT, Inc. 7,441
41 J.B. Hunt Transport Services, Inc. 6,591
46 Lincoln Electric Holdings, Inc. 9,033
50 Lockheed Martin Corp. 23,517
131 Masco Corp. 9,159
202 MDU Resources Group, Inc. 5,098
66 MSA Safety, Inc. 11,880
53 Northrop Grumman Corp. 23,891
69 Old Dominion Freight Line, Inc. 12,092
128 Otis Worldwide Corp. 12,698
115 PACCAR, Inc. 12,362
42 Parker-Hannifin Corp. 22,324
155 Paychex, Inc. 18,625
38 Paylocity Holding Corp.* 5,402
79 Pentair PLC 6,429
42 Quanta Services, Inc. 11,589
93 Republic Services, Inc. 17,223
163 Rollins, Inc. 7,447
265 RTX Corp. 28,570
51 Simpson Manufacturing Co., Inc. 8,462
83 Stanley Black & Decker, Inc. 7,235
130 TransUnion 9,350
150 Union Pacific Corp. 34,923
205 United Parcel Service, Inc.,
Class B 28,481
136 Veralto Corp. 13,407
69 Verisk Analytics, Inc. 17,442
17 W.W. Grainger, Inc. 15,665
152 Waste Management, Inc. 32,031
75 Westinghouse Air Brake
Technologies Corp. 12,692
921,739
Information Technology – 24.8%
139 Accenture PLC, Class A 39,238
240 Advanced Micro Devices, Inc.* 40,056
118 Amphenol Corp., Class A 15,620
2,054 Apple, Inc. 394,881

GOLDMAN SACHS DEFENSIVE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
106 Atlassian Corp., Class A* $ 16,627
55 Autodesk, Inc.* 11,088
74 Cadence Design Systems, Inc.* 21,187
92 CDW Corp. 20,573
894 Cisco Systems, Inc. 41,571
514 Corning, Inc. 19,152
101 Datadog, Inc., Class A* 11,128
81 F5, Inc.* 13,687
287 Fortinet, Inc.* 17,025
45 Gartner, Inc.* 18,885
801 Intel Corp. 24,711
195 International Business Machines
Corp. 32,536
55 Intuit, Inc. 31,704
26 Lam Research Corp. 24,243
68 MACOM Technology Solutions
Holdings, Inc.* 6,878
1,021 Microsoft Corp. 423,848
15 Monolithic Power Systems, Inc. 11,034
78 Motorola Solutions, Inc. 28,463
105 Nutanix, Inc., Class A* 5,808
324 NVIDIA Corp. 355,211
253 Oracle Corp. 29,649
119 PTC, Inc.* 20,973
45 Roper Technologies, Inc. 23,974
162 Salesforce, Inc. 37,979
36 ServiceNow, Inc.* 23,649
75 TE Connectivity Ltd. 11,228
70 Teradyne, Inc. 9,866
137 Trimble, Inc.* 7,628
19 Tyler Technologies, Inc.* 9,127
88 VeriSign, Inc.* 15,340
57 Workday, Inc., Class A* 12,053
1,826,620
Materials – 3.2%
56 Air Products and Chemicals, Inc. 14,935
60 AptarGroup, Inc. 8,861
54 Avery Dennison Corp. 12,290
148 Ball Corp. 10,276
177 CRH PLC 14,471
115 Ecolab, Inc. 26,703
100 Linde PLC 43,552
32 Martin Marietta Materials, Inc. 18,307
61 Nucor Corp. 10,300
52 Packaging Corp. of America 9,541
112 PPG Industries, Inc. 14,718
28 Reliance, Inc. 8,422
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
80 RPM International, Inc. $ 8,968
82 Sherwin-Williams Co. (The) 24,912
70 Southern Copper Corp. (Mexico) 8,304
234,560
Real Estate – 1.3%
193 Crown Castle, Inc. REIT 19,782
276 Equity Residential REIT 17,948
44 Public Storage REIT 12,049
298 Realty Income Corp. REIT 15,812
122 Simon Property Group, Inc.
REIT 18,460
411 Weyerhaeuser Co. REIT 12,342
96,393
Utilities – 2.2%
123 Alliant Energy Corp. 6,333
118 Ameren Corp. 8,658
162 American Electric Power Co.,
Inc. 14,620
61 American Water Works Co., Inc. 7,977
303 CenterPoint Energy, Inc. 9,245
247 Dominion Energy, Inc. 13,318
248 Duke Energy Corp. 25,685
135 Eversource Energy 7,996
316 Exelon Corp. 11,866
336 NextEra Energy, Inc. 26,887
257 PPL Corp. 7,538
176 Sempra 13,557
95 Vistra Corp. 9,413
163,093
TOTAL COMMON STOCKS
(Cost $5,794,580)
6,515,104
Shares Dividend Rate Value
aa
Investment Company – 7.7%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
564,531 5.180% 564,531
(Cost $564,531)
TOTAL INVESTMENTS – 96.6%
(Cost $6,359,111)
$ 7,079,635
OTHER ASSETS IN EXCESS OF LIABILITIES
– 3.4%
249,403
NET ASSETS – 100.0%
$ 7,329,038
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS DEFENSIVE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At May 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 3 09/20/24 $ 803,663 $ (2)
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At May 31, 2024, the Fund had the following purchased and written option contracts:
EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS
Description
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Puts
S&P 500 Index $ 5,210.00 06/28/2024 27 $ 7,033,500 $ 33,075 $ 48,969 $ (15,894)
Description
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
S&P 500 Index $ 5,480.00 06/28/2024 (27) $ (7,398,000) $ (20,925) $ (13,468) $ (7,457)
Puts
S&P 500 Index 5,000.00 06/28/2024 (27) (6,750,000) (9,787) (15,831) 6,044
Total written option contracts (54) $ (14,148,000) $ (30,712) $ (29,299) $ (1,413)

Goldman Sachs Equity ETFs
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2024:
Bloomberg Clean Energy Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,336,314 $ 20,140 $ —
Europe 3,443,505 4,658 —
North America 6,265,761 — —
South America 129,933 57,969 —
Investment Company 21,791 — —
Securities Lending Reinvestment Vehicle 62,597 — —
Total
$ 12,259,901 $ 82,767 $ —
€ 1.00 € 1.00 € 1.00
Equal Weight U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 689,147,113 $ — $ —
Investment Company 714,294 — —
Total
$ 689,861,407 $ — $ —
€ 1.00 € 1.00 € 1.00
Hedge Industry VIP ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 18,266,272 $ — $ —
Europe 4,455,272 — —
North America 194,525,375 — —
South America 4,479,606 — —
Investment Company 52,729 — —
Total
$ 221,779,254 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Innovate Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 51,515,551 $ 21,565 $ —
Europe 31,584,578 — 28,403
North America 258,359,762 593,149 —
Oceania 474,692 — —
South America 5,411,704 — —
Exchange-Traded Fund 755,929 — —
Investment Company 77,435 — —
Securities Lending Reinvestment Vehicle 5,923,834 — —
Total
$ 354,103,485 $ 614,714 $ 28,403
€ 1.00 € 1.00 € 1.00
JUST U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 342,082,041 $ — $ —
Investment Company 37,251 — —
Securities Lending Reinvestment Vehicle 34,239 — —
Total
$ 342,153,531 $ — $ —
€ 1.00 € 1.00 € 1.00
North American Pipelines & Power Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 42,927 $ — $ —
North America 6,894,979 — —
Total
$ 6,937,906 $ — $ —
€ 1.00 € 1.00 € 1.00
Small Cap Core Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 323,161 $ — $ —
North America 32,505,483 — —
Investment Company 384,476 — —
Securities Lending Reinvestment Vehicle 89,378 — —
Total
$ 33,302,498 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
Defensive Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 6,499,574 $ — $ —
South America 15,530 — —
Investment Company 564,531 — —
Total
$ 7,079,635 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Purchased Options Contracts $ 33,075 $ — $ —
1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (2) $ — $ —
Written Options Contracts (30,712) — —
Total
$ (30,714) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a reference index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Index Risk (each Fund except Defensive Equity ETF and Small Cap Core Equity ETF ) — Bloomberg Professional Services,
GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a
Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A
Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each Index, but not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers
can guarantee the availability or timeliness of the production of the Index. The Index Providers may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the
Index been constructed in accordance with its stated methodology.
Industry Concentration Risk (each Fund except Defensive Equity ETF and Small Cap Core Equity ETF ) — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except Defensive Equity ETF and Small Cap Core Equity ETF) trading individually or in the aggregate at any point in time.
Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.
Non-Diversification Risk — The North American Pipelines & Power Equity ETF and Small Cap Core Equity ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Tracking Error Risk (each Fund except Defensive Equity ETF and Small Cap Core Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)